As filed with the Securities and Exchange Commission on June 15, 2001

Registration No. 333-_______

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. __	__
Post-Effective Amendment No. ___	__

(Check appropriate box or boxes)

________________________

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94105

__________________________

Name and Address of Agent for Service:

C. David Messman

c/o Wells Fargo Bank, N.A.

633 Folsom Street, 7th Floor

San Francisco, California 94107-3600

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W., Suite 5500

Washington, D.C. 20006

__________________________

It is proposed that this filing will become automatically effective on July 15, 2001 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

CROSS-REFERENCE SHEET

Items Required by Form N-14

Letter to Shareholders

Notice of Special Meeting

PART A
Item No.	Prospectus Caption
1	Cover Page Cross-Reference Sheet Front Cover Page of Combined Prospectus/Proxy Statement
2	Table of Contents
3	Summary
4	Summary Terms of the Reorganization Board Consideration of the Reorganization Material Federal Income Tax and Federal Income Tax Opinions Existing and Pro Forma Capitalizations
5	Summary Terms of the Reorganization
6	Summary Terms of the Reorganization
7	Information on Voting
8	Not Applicable
9	Not Applicable

PART B
Item No.	Statement of Additional Information Caption
10	Cover Page
11	Table of Contents
12	Incorporation of Documents by Reference in Statement of Additional Information
13	Incorporation of Documents by Reference in Statement of Additional Information
14	Incorporation of Documents by Reference in Statement of Additional Information Pro-Forma Financial Statements and Schedules

PART C Item Nos.
15-17	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

From Post-Effective Amendment No. 19 of Wells Fargo Funds Trust, filed February 1, 2001 (SEC File No. 333-74295; 811-09253): the Prospectus and Statement of Additional Information dated February 1, 2001, as supplemented on May 17, 2001, describing the Institutional Class of the Wells Fargo Disciplined Growth Fund and the Wells Fargo Equity Income Fund.

From Post-Effective Amendment No. 17 of Wells Fargo Funds Trust, filed November 1, 2000 (SEC File No. 333-74295; 811-09253): the Prospectus and Statement of Additional Information dated November 1, 2000, as supplemented December 6, 2000, describing the Institutional Class of the Wells Fargo Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund.

From Post-Effective Amendment No. 15 of Wells Fargo Funds Trust, filed October 1, 2000 (SEC File No. 333-74295; 811-09253): the Prospectus and Statement of Additional Information dated October 1, 2000, as supplemented December 6, 2000, February 9, 2001 and May 11, 2001, describing the Wells Fargo Variable Rate Government Fund and the Wells Fargo Limited Term Government Income Fund.

The audited financial statements and related independent auditors’ reports for the Wells Fargo Disciplined Growth Fund and the Wells Fargo Equity Income Fund of Wells Fargo Funds Trust, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on December 1, 2000.

The unaudited semi-annual report financial statements for the Wells Fargo Disciplined Growth Fund and the Wells Fargo Equity Income Fund of Wells Fargo Funds Trust as of March 21, 2000, as filed with the SEC on June 2, 2000.

The audited financial statements and related independent auditors’ reports for the Wells Fargo Variable Rate Government Fund and the Wells Fargo Limited Term Government Income Fund of Wells Fargo Funds Trust, contained in the Annual Reports for the fiscal year ended May 31, 2000, as filed with the SEC on August 2, 2000.

The unaudited semi-annual report financial statements for the Wells Fargo Variable Rate Government Fund and the Wells Fargo Limited Term Government Income Fund of Wells Fargo Funds Trust as of November 30, 2000, as filed with the SEC on January 31, 2001.

The audited financial statements and related independent auditors’ reports for the Wells Fargo Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund of Wells Fargo Funds Trust, contained in the Annual Reports for the fiscal year ended June 30, 2000, as filed with the SEC on November 1, 2000.

The unaudited semi-annual report financial statements for the Wells Fargo Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund of Wells Fargo Funds Trust, as of December 31, 2000, as filed with the SEC on March 1, 2001.

IMPORTANT NOTICE: PLEASE COMPLETE THE

ENCLOSED PROXY BALLOT AND RETURN IT AS SOON AS POSSIBLE.

FOR YOUR CONVENIENCE YOU MAY VOTE BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR PROXY BALLOT.

YOU ALSO MAY VOTE ON THE INTERNET AT WWW.PROXYVOTE.COM.

A CONFIRMATION OF YOUR TELEPHONE VOTE WILL BE MAILED TO YOU.

WELLS FARGO FUNDS TRUST

525 Market Street

SAN FRANCISCO, CALIFORNIA 94105

[July __, 2001]

Dear Valued Shareholder:

We are seeking your approval of a proposed reorganization of three Funds of Wells Fargo Funds Trust into three other Funds of Wells Fargo Funds Trust. We refer to Wells Fargo Funds Trust as Wells Fargo Funds. We refer to the three Funds that are proposed to be reorganized as the Target Funds, and we refer to the three Funds into which the Target Funds will be reorganized as the Acquiring Funds.

The proposed reorganizations arise out of management’s review of all the Funds in Wells Fargo Funds to determine whether any of the Funds are no longer viable, and to evaluate whether combining Funds with similar investment objectives, strategies or portfolio securities would better serve shareholders. In each reorganization, a Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund. Target Fund shareholders will receive shares of the corresponding Acquiring Fund equal in value to the Target Fund shares in a tax-free exchange. The following table lists the Target Funds and the corresponding Acquiring Funds that are part of the proposed reorganization.

Target Funds	Acquiring Funds
Disciplined Growth Fund
Institutional Class
Equity Income Fund
Institutional Class

Minnesota Intermediate Tax-Free Fund
Institutional Class
Minnesota Tax-Free Fund
Institutional Class

Variable Rate Government Fund
Class A
Limited Term Government Income Fund
Class A

WHAT ARE SOME OF THE POTENTIAL BENEFITS OF THE PROPOSED REORGANIZATION?

The combined Funds will have potentially greater investment opportunities and market presence.

The combined Funds should have enhanced viability due to a larger asset base. A larger asset base also can lead to lower expense ratios.

The Acquiring Funds have better comparative performance than the Target Funds over most measurement periods and, in management’s view, better performance opportunities going forward.

Wells Fargo Funds Management, LLC has agreed to pay all expenses of each reorganization, so Fund shareholders will not bear these costs.

The overall responsibility for management of the Target and Acquiring Funds rests with the Wells Fargo Funds Trust’s Board of Trustees, which we refer to as the Board. The Board has unanimously approved each reorganization and believes that it is in the best interests of the Target Fund’s shareholders. They recommend that you vote your proxy to approve the reorganization.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You also may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy, or the proposed fund reorganization, call your trust officer, investment professional, or Wells Fargo Funds Investor Services at
1-800-222-222.

Very truly yours,

Michael J. Hogan

President

Disciplined Growth Fund

Minnesota Intermediate Tax-Free Fund

Variable Rate Government Fund

Wells Fargo Funds Trust

525 Market Street

San Francisco, California 94105

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

SCHEDULED FOR SEPTEMBER 27, 2001

This is the formal notice and agenda for the special shareholder meeting of three of the Funds of Wells Fargo Funds Trust. It tells shareholders what proposals will be voted on and the time and place of the meeting. We refer to these three series of Wells Fargo Funds as the Target Funds, and the three other Wells Fargo Funds listed in the attached proxy statement/prospectus as the Acquiring Funds. We refer to all of them together as the Funds.

To the Shareholders of the Target Funds:

A special meeting of shareholders of each of the Target Funds will be held on September 27, 2001, at 10:00 a.m.(Pacific Time) in the Directors Room at 525 Market Street, 10th Floor, San Francisco, California, to consider the following:

1. The proposal to approve an Agreement and Plan of Reorganization. Under this Agreement, each Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund in exchange for shares of the same Class of the corresponding Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of the Target Fund. Upon completion of the transactions contemplated by the Agreement, the Target Funds will be liquidated and terminated as a series of Wells Fargo Funds.

2. Any other business that properly comes before the meeting.

Shareholders of record as of the close of business on June 29, 2001 are entitled to vote at the meeting. Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card (voting instruction card).

By Order of the Board of Trustees of Wells Fargo Funds Trust

C. David Messman

Secretary

[July __, 2001]

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

Please read the enclosed proxy materials and consider the information provided. We encourage you to complete and mail your proxy card promptly. No postage is necessary if you mail it in the United States. You may vote by calling the toll-free number printed on your proxy ballot, or via the Internet at www.proxyvote.com. If you have any questions about the proxy, or the proposed Fund reorganizations, call your trust officer, investment professional, or Wells Fargo Funds Investor Services at 1-800-222-8222.

COMBINED PROXY STATEMENT/PROSPECTUS

[July __, 2001]

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

1-800-222-8222

WHAT IS THIS DOCUMENT AND WHY WE ARE SENDING IT TO YOU?

This document is a combined proxy statement and prospectus. It contains the information that shareholders of the Target Funds should know before voting on the proposals before them, and should be retained for future reference. It is both the proxy statement of the three Target Funds listed below and a prospectus for the three Acquiring Funds.

Target Funds	Acquiring Funds
Disciplined Growth Fund
Institutional Class
Equity Income Fund
Institutional Class

Minnesota Intermediate Tax-Free Fund
Institutional Class
Minnesota Tax-Free Fund
Institutional Class

Variable Rate Government Fund
Class A
Limited Term Government Income Fund
Class A

HOW WILL THE REORGANIZATION WORK?

The reorganization of each Target Fund, which we refer to as the Reorganization, will involve three steps:

the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

the pro rata distribution of the same class of shares of the Acquiring Fund to the shareholders of record of the Target Fund as of the effective date of the Reorganization in full redemption of all shares of the Target Fund; and

the liquidation and termination of the Target Funds.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

As a result of the Reorganization, shareholders of each Target Fund will hold shares of the same Class of the corresponding Acquiring Fund. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Target Fund that you held immediately before the Reorganization. If one of the Target Funds does not approve the reorganization, that Fund will not participate in the Reorganization. In such a case, the Target Fund will continue its operations beyond the date of the Reorganization and the Wells Fargo Funds’ Board of Trustees will consider what further action is appropriate.

IS ADDITIONAL INFORMATION ABOUT THE FUNDS AVAILABLE?

Yes, additional information about the Funds is available in the:

- Prospectuses for the Target Funds and for the Acquiring Funds;

- Annual and Semi-Annual Reports to shareholders of the Target Funds and of the Acquiring Funds;     and

- Statements of Additional Information, or SAIs, for the Target Funds and for the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission, which we refer to as the SEC.

The effective prospectuses and Management’s Discussion of Fund Performance included in the Target Funds’ Annual Report are incorporated by reference and are legally deemed to be part of this proxy statement/prospectus. The SAI to this proxy statement/prospectus dated [July __, 2001] also is incorporated by reference and is legally deemed to be part of this document. There also is an Agreement and Plan of Reorganization between the Target Funds and the Acquiring Funds that describes the technical details of how the Reorganization will be accomplished. The Agreement and Plan of Reorganization has been filed with the SEC and is available by any of the methods described below.

- A prospectus for the Acquiring Fund(s) whose shares you would own after the Reorganization accompanies this proxy statement/prospectus. Each Target Fund and Acquiring Fund is currently advised by Wells Fargo Funds Management, LLC, which we refer to as Funds Management. The prospectus and annual report to shareholders of the Target Funds, containing audited financial statements for the most current fiscal year, have been previously mailed to shareholders.

- Management’s Discussion of Fund Performance for each of the Acquiring Funds contained in the most recent Annual Report is included in Exhibit C.

Copies of all of these documents are available upon request without charge by writing to or calling:

Wells Fargo Funds

P.O. Box 7066

San Francisco, CA 94120-7066

1-800-222-8222

You also may view or obtain these documents from the SEC:

In Person: At the SEC’s Public Reference Room in Washington, D.C.

By Phone: 1-800-SEC-0330

By Mail: Public Reference Section

Securities and Exchange Commission

450 5th Street, N.W.

Washington, DC 20549-6009

(duplicating fee required)

By Email: publicinfo@sec.gov

(duplicating fee required)

By Internet: www.sec.gov

(Wells Fargo Funds Trust)

OTHER IMPORTANT THINGS TO NOTE:

An investment in the Wells Fargo Funds is not a deposit in Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

You may lose money by investing in the Funds.

TABLE OF CONTENTS

Page

Introduction

Proposal 1: Approval of Reorganization of Target Funds

Reasons for the Reorganization

Summary

Comparison of Current Fees

Comparison of Investment Objectives, Principal Investment Strategies and Policies

Common and Specific Risk Considerations

Comparison of Investment Advisers and Investment Advisory Fees

Other Principal Service Providers

Business Structure

Terms of the Reorganization

Board Consideration of the Reorganization

Performance

Material Federal Income Tax Consequences and Federal Income Tax Opinions

Information on Voting

Existing and Pro Forma Capitalization

Outstanding Shares

Interest of Certain Persons in the Transactions

Exhibit A Fee Tables

Exhibit B Comparison of Investment Objectives and Strategies

Exhibit C Management’s Discussion of Fund Performance for Each of the
Wells Fargo Funds

Introduction

The Board of Wells Fargo Funds called this special shareholder meeting to allow shareholders of each Target Fund to consider and vote on one proposal -- the proposed reorganization of the Target Fund into a corresponding Acquiring Fund, which we refer to as the Reorganization.

PROPOSAL : APPROVAL OF REORGANIZATION OF THE TARGET FUNDS

On May 8, 2001, the Board unanimously voted to approve the Reorganization, subject to approval by shareholders of each Target Fund. In the Reorganization, each Target Fund will transfer its assets to its corresponding Acquiring Fund, which will assume the liabilities of the Target Fund. Upon the transfer of assets, shares of that Acquiring Fund will be distributed to shareholders of that Target Fund. Any shares you own of a Target Fund at the time of the Reorganization will be cancelled and you will receive shares in the same class of the corresponding Acquiring Fund having a value equal to the value of your shares of the Target Fund. The Reorganization is expected to be a tax-free transaction for federal income tax purposes. If approved by shareholders, the Reorganization is expected to occur on or about November 16, 2001.

Reasons for the Reorganization

The Reorganization is part of an overall plan to strengthen the product line of Wells Fargo Funds by identifying Funds that may no longer be viable and those Funds with similar investment objectives, strategies or portfolio securities that could be combined, with a view towards reducing certain costs and improving potential shareholder returns. The Board concluded that participation in the proposed Reorganization is in the best interests of each Target Fund and its shareholders. In reaching that conclusion, the Trustees considered, among other things:

- The enhanced viability of the combined Funds due to larger asset size.

- The comparative performance of the Acquiring Funds into which the Target Funds will be reorganized.

- The net operating expense ratios of the Acquiring Funds as compared to their corresponding Target Funds.

- The tax-free nature of the Reorganization for federal income tax purposes.

- The compatibility of the investment objectives and principal investment strategies of the Acquiring Funds with those of the Target Funds.

- The undertaking by Funds Management to pay all expenses connected with the Reorganization so that shareholders of the Target and Acquiring Funds will not bear these expenses.

The Board also concluded that the economic interests of the shareholders of the Target Funds and the Acquiring Funds would not be diluted as a result of the proposed Reorganization since the number of Acquiring Fund shares to be issued to Target Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by Wells Fargo Funds Board in approving the Reorganization, see pages 15-18.

SUMMARY

The following summary highlights differences between each Target Fund and its corresponding Acquiring Fund. This summary is not complete and does not contain all of the information that you should consider before voting on the Reorganization. For more complete information, please read this entire document and the enclosed Acquiring Fund prospectus(es).

Comparison of Current Fees

In every case, except the Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund pairing, the Acquiring Funds will have lower total operating expense ratios before waivers and reimbursements than the corresponding Target Fund. Also, as shown in the following chart, in every case, except the Variable Rate Government Fund-Limited Term Government Income Fund reorganization, the Acquiring Funds have total operating expense ratios after waivers and reimbursements that are the same or lower as those of the corresponding share classes of the Target Funds.

Target Fund/ Share Class	Total Operating Expenses Before/After Waivers and Reimbursements	Acquiring Fund/Share Class	Total Operating Expenses Before/After Waivers and Reimbursements	Pro Forma Operating Expenses Before/After Waivers and Reimbursements
Disciplined Growth Fund Institutional Class 1.12% / 1.00%		Equity Income Fund Institutional Class 0.97% / 0.85% 0.97% / 0.85%
Minnesota Intermediate Tax-Free Fund Institutional Class 0.68% / 0.60%		Minnesota Tax-Free Fund Institutional Class 0.86% / 0.60% 0.69% / 0.60%
Variable Rate Government Fund Class A 1.07% / 0.78%		Limited Term Government Income Fund Class A 1.17% / 0.96% 0.95% / 0.96%

Funds Management is contractually obligated, through waivers or reimbursements, to maintain the net operating expense ratios shown in the chart above. Funds Management is contractually obligated to maintain the net operating expense ratio of the Disciplined Growth Fund and the Equity Income Fund through at least January 31, 2002, and the net operating expense ratios of the Minnesota Intermediate Tax-Free Fund and the Minnesota Tax-Free Fund through at least October 31, 2001. Funds Management is contractually obligated to maintain the maximum net operating expense ratios of the Variable Rate Government Fund and the Limited Term Government Income Fund through September 30, 2001. After this time, the net operating expense ratio for the Variable Rate Government Fund may be increased with the approval of the Board. Funds Management, however, has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund from September 30, 2001 through at least September 30, 2002 if shareholders of the Variable Rate Government Fund approve the Reorganization. If the gross operating expense ratio is lower than the committed net operating expense ratio, the Fund will operate at the lower gross operating expense ratio. Upon the expiration of the applicable mandatory waiver period, the net operating expense ratios of each Acquiring Fund may be increased only with the approval of the Board. See Exhibit A for a breakdown of the specific fees charged to each Acquiring Fund and Target Fund, and more information about expenses.

Comparison of Investment Objectives, Principal Investment Strategies and Policies

Each Target Fund and its corresponding Acquiring Fund pursue similar investment objectives and hold substantially similar securities. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund.

All of the Wells Fargo Funds, including the Target Funds and the Acquiring Funds, have investment objectives that are classified as non-fundamental, which means that the Board can change them without shareholder approval. Also, the Wells Fargo Funds, including the Target and Acquiring Funds, have substantially identical "fundamental" investment policies that can only be changed with shareholder approval. Thus, the Reorganization will not result in a change in the Target Fund shareholders’ right to vote to approve changes to the investment objectives or fundamental investment policies of the Fund(s) in which they own shares.

The following charts compare the investment objective(s) and principal investment strategies of each Target Fund and the corresponding Acquiring Fund, and describes the key differences between the Funds. A more detailed comparison of the Funds’ investment objectives, strategies and other investment policies can be found at Exhibit B. You can find additional information about a specific Fund’s investment objective(s), principal investment strategies and investment policies in its prospectus and SAI.

Fund Names	Objective	Principal Strategies	Key Differences
Disciplined Growth Fund	Seeks capital appreciation by investing primarily in common stocks of larger companies.	The Fund is a Gateway Fund that invests in a diversified core portfolio of equity securities of larger companies that appear to possess above-average potential for growth. The Fund invests in a portfolio of securities with an average market capitalization greater than $5 billion.	Both Funds have similar investment objectives in that they both seek capital appreciation and invest in equity securities of large companies, although the Equity Income Fund also seeks above-average dividend income.

The Disciplined Growth Fund utilizes a growth discipline in selecting securities, while the Equity Income Fund selects securities in large part based on their dividend income.

Both Funds are diversified but the Equity Income Fund further limits its investment in a single issuer to 10% or less of its total assets. With respect to 25% of its assets, the Disciplined Growth Fund may invest over 10% of its assets in a single issuer.

Equity Income Fund	Seeks long-term capital appreciation and above-average dividend income.	The Fund is a Gateway Fund that invests primarily in a diversified portfolio of the common stocks of large, high-quality domestic companies with above-average return potential based on current market valuations. The Fund ordinarily invests at least 65% of its total assets in income-producing equity securities, and in securities of companies with market capitalizations greater than the median of the Russell 1000 Index (as of March 31, 2001, this was approximately $3.6 billion).

Fund Names	Objective	Principal Strategies	Key Differences
Minnesota Intermediate Tax-Free Fund	Seeks current income exempt from federal income tax and Minnesota personal income tax.	The Fund invests primarily in investment grade Minnesota municipal securities with average maturities between 5 and 10 years, but this average will vary depending on anticipated market conditions. The Fund invests at least 80% of its assets in securities with interest exempt from both federal income taxes and federal alternative minimum tax ("AMT").	The Minnesota Tax-Free Fund has greater flexibility to vary its average portfolio maturity than does the Minnesota Intermediate Tax-Free Fund and normally maintains a longer weighted average maturity.
Minnesota Tax-Free Fund	Seeks current income exempt from federal income tax and Minnesota personal income tax.	The Fund invests primarily in investment grade Minnesota municipal securities of varying maturities. The Fund invests at least 80% of its assets in securities with interest exempt from both federal income taxes and federal AMT. There are no restrictions on the Fund’s average portfolio maturity. However, the Fund’s dollar-weighted average maturity normally will be greater than 10 years, and could reach or exceed 20 years.

Fund Names	Objective	Principal Strategies	Key Differences
Variable Rate Government Fund	Seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.	The Fund invests at least 65% of its total assets in adjustable rate mortgage securities, also known as "ARMs," issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Fund also may invest in U.S. Treasury securities with remaining maturities of up to 5 years. The Fund may invest in obligations of any maturity, but under ordinary conditions will maintain a dollar-weighted average maturity of between 10 to 30 years.	Both Funds have similar investment objectives but their principal investment strategies differ. The Limited Term Government Income Fund has more flexibility to invest in a wider range of government securities, whereas the Variable Rate Government Fund invests primarily in mortgage-backed securities, including ARMs.

Although both Funds may invest in securities of any maturity, the average maturity of the Variable Rate Government Fund’s portfolio is significantly longer than the Limited Term Government Income Fund. However, given the Variable Rate Government Fund’s focus on mortgage-backed and other variable and adjustable rate securities, its duration is typically shorter than that of the Limited Term Government Income Fund.

The Limited Term Government Fund may invest a portion of its assets in corporate debt securities and foreign debt securities, whereas the Variable Rate Government Fund does not invest in such securities.

Limited Term Government Income Fund	Seeks current income, while preserving capital.	The Fund invests in short- to intermediate-term U.S. Government obligations. Although the Fund may invest in securities of any maturity, the adviser expects, under normal circumstances, to maintain a dollar-weighted average maturity of between 2 and 5 years. The Fund seeks to preserve capital by using its flexibility to invest in obligations of any maturity to increase or decrease the maturity length in response to market conditions.

Common and Specific Risk Considerations

Because of the similarities in investment objectives and policies, the Target Funds and the Acquiring Funds are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with the Target Fund and its corresponding Acquiring Fund. You will find additional descriptions of specific risks for each Fund below and in the prospectus for the particular Target Fund or Acquiring Fund.

Equity Securities. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stock and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Funds that invest in smaller companies, in foreign investments (including investments made through ADRs and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility.

Debt Securities. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund’s portfolio investments, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

Foreign Securities. A Fund’s investments in foreign issuers, foreign companies and emerging markets also are subject to special risks associated with international investing, including currency, economic, political, regulatory and diplomatic risk.

Mortgage- and Asset-Backed Securities. Funds that invest in mortgage- and asset-backed securities are subject to additional risks besides interest rate and credit risk. Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on a portfolio. Asset-backed securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.

Disciplined Growth Fund/Equity Income Fund

Both the Disciplined Growth Fund and the Equity Income Fund are primarily subject to the equity market risks as described above. In addition, because the Equity Income Fund selects securities, in part, based on their dividend income, the Equity Income Fund may be more sensitive to interest rate changes than the Disciplined Growth Fund which selects securities based solely on their growth potential. Overall, however, growth securities like those selected by the Disciplined Growth Fund tend to be more volatile than those selected for their income potential. Both Funds are diversified funds, which means that with respect to 75% of their total assets, they may not invest more than 5% of their total assets in the voting securities of any one issuer, but with respect to the remaining 25% of their total assets, they are not restricted from concentrating in a specific issuer. With respect to the remaining 25%, the Equity Income Fund has a policy of not investing more than 10% of its assets in any one issuer, whereas the Disciplined Growth Fund is not so limited. Because the Disciplined Growth Fund is free to invest a larger portion of its total assets (up to 25%) in a single issuer than the Equity Income Fund (10% or less), it may be subject to increased risk because of the impact that any one issuer could have on its portfolio.

Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund

Both Funds invest in similar securities and have similar risks. The principal risks of investing in the Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund are the risks associated with debt securities, as described above. In addition, because both Funds invest primarily in obligations of Minnesota issuers, both Funds are subject to risks associated with the economic conditions in the State of Minnesota, which could affect Minnesota municipal securities. The Minnesota Tax-Free Fund is not limited in its portfolio maturity but generally maintains a longer weighted average maturity than the Minnesota Intermediate Tax-Free Fund. The interest rate risk of each Fund relative to the other is, in part, a reflection of the relative maturity of their portfolios. In general, the Fund with the longer weighted average maturity at any point in time is exposed to greater interest rate risk, but has higher potential return.

Variable Rate Government Fund/Limited Term Government Income Fund

Both the Variable Rate Government Fund and the Limited Term Government Income Fund are primarily subject to the risks associated with debt securities and mortgage- and asset-backed securities, as described above. The Limited Term Government Income Fund may invest in stripped treasury securities, which tend to have greater interest rate sensitivity than conventional debt securities. In addition, the Limited Term Government Income Fund may invest a portion of its assets in foreign debt securities and thus, to the extent that they invest in such debt securities, may be subject to additional risks associated with foreign investments, including risks emanating from political and economic developments in foreign countries. The interest rate risk of each Fund compared to the other is, in part, a reflection of the relative maturity of their portfolios. The Variable Rate Government Fund maintains a much longer dollar-weighted maturity than the Limited Term Government Income Fund. Generally, the Fund with the longer weighted average maturity at any point is subject to greater interest rate risk, but has higher potential return. However, because the Variable Rate Government Fund invests heavily in ARMS and other adjustable and variable rate instruments that adjust to interest rate changes through periodic resets of their coupon rate, the Variable Rate Government Fund is generally less sensitive to interest rate changes than its dollar-weighted average maturity might suggest.

Comparison of Shareholder Services and Procedures

The Target Funds and Acquiring Funds have identical shareholder services and procedures. Wells Fargo Funds offer three retail classes: Class A, Class B and Class C shares. Also, Wells Fargo Funds offer Institutional Class and Service Class shares of certain Funds. Because the Reorganization involves the Class A shares of the Variable Rate Government Fund and the Limited Term Government Income Fund and the Institutional Shares of the other Target Funds and Acquiring Funds, the following discussion is limited to those classes.

Wells Fargo Funds generally charges a front-end sales load on Class A shares and no load on Institutional shares. Because all shareholders of the Target Funds will receive the same class of shares in the corresponding Acquiring Fund, they will pay the same load or sales fee for additional purchases of shares of the Acquiring Fund that they would have paid to purchase additional shares of the Target Funds. For more detailed information on sales charges, including volume purchase sales charge breakpoints and waivers, see the Funds’ prospectuses. The Reorganization will not trigger any sales charges for shareholders.

Wells Fargo Funds also has adopted a multi-class plan and a distribution plan for its Funds. Class A shares of each Fund generally are not charged a distribution fee, but are charged a shareholder servicing fee of 0.25%. Generally, Institutional Shares are not charged distribution fees or shareholder servicing fees. Because shareholders of each Target Fund will receive shares in the same class of the Acquiring Fund, the Reorganization will not change whether shareholders of the Target Fund are charged a distribution fee or shareholder servicing fee.

The Target Funds and Acquiring Funds have identical policies with respect to redemption procedures and the pricing of fund shares. Wells Fargo Funds generally permits exchanges between like share classes of its Funds. For both the Target Funds and the Acquiring Funds, an exchange of fund shares generally is taxable for federal income tax purposes. Both the Target Funds and the Acquiring Funds permit systematic withdrawals from their respective funds. If you have a systematic withdrawal plan in effect for your Target Fund holdings, it will automatically be carried over to the Acquiring Fund.

Both the Target Funds and the Acquiring Funds distribute capital gains, if any, to shareholders at least annually. The chart below summarizes when distributions of net investment income are declared and paid for the Target and the Acquiring Funds.

Name of Fund	Frequency Declared	Frequency Paid
Disciplined Growth Fund	annually	annually
Wells Fargo Equity Income Fund	quarterly	quarterly
Minnesota Intermediate Tax-Free Fund	daily	monthly
Wells Fargo Minnesota Tax-Free Fund	daily	monthly
Variable Rate Government Fund	daily	monthly
Wells Fargo Limited Term Government Income Fund	daily	monthly

Both the Target Funds retail classes and the Acquiring Funds retail classes offer a choice between automatically reinvesting dividends in additional shares and receiving them by check. Shareholders of Institutional classes of Acquiring Funds should contact their Institution for distribution options.

The Target Funds’ prospectus and SAIs and the Acquiring Funds’ prospectuses and SAIs contain more detailed discussions of shareholder services and procedures.

Comparison of Investment Advisers and Investment Advisory Fees

Funds Management serves directly as the investment adviser to each of the Target and Acquiring Funds, except for the Disciplined Growth Fund and the Equity Income Fund. Because the Disciplined Growth Fund and the Equity Income Fund are Gateway Funds that invest substantially all of their assets in a core portfolio of Wells Fargo Core Trust, Funds Management does not provide investment advisory services to those Funds directly. Funds Management, however, serves as the investment adviser to the core portfolios in which these two Gateway Funds invest. Thus, Funds Management serves as investment adviser to each of the Target and Acquiring Funds either directly or indirectly. The Fund’s adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for day-to-day portfolio management of the Wells Fargo Funds.

Funds Management assumed investment advisory responsibilities for the Target and Acquiring Funds on March 1, 2001. Prior to March 1, 2001, Wells Fargo Bank, N.A., which we refer to as Wells Fargo Bank, a wholly-owned subsidiary of Wells Fargo & Company, served as the investment adviser to all of the Wells Fargo Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities from Wells Fargo Bank. To accomplish this purpose, the mutual fund activities and personnel of Wells Fargo Bank were spun-off to Funds Management. Funds Management, through the former personnel of Wells Fargo Bank has substantial experience managing mutual funds. Funds Management and Wells Fargo Bank are affiliates. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of March 31, 2001, Wells Fargo Bank and its affiliates provided advisory services for over $148 billion in assets.

The following chart highlights the annual rate of investment advisory fees paid by each Target Fund and Acquiring Fund as a percentage of average net assets. Fund	Advisory Fee (Contractual)
Disciplined Growth Fund	0.75%
Wells Fargo Equity Income Fund	0.75%
Minnesota Intermediate Tax-Free Fund	0.40%
Wells Fargo Minnesota Tax-Free Fund	0.40%
Variable Rate Government Fund	0.50%
Limited Term Government Income Fund	0.50%

Wells Capital Management Incorporated, or WCM, a wholly owned subsidiary of Wells Fargo Bank, directly provides sub-advisory services to the Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Variable Rate Government Fund and the Limited Term Government Income Fund. WCM serves as the sub-adviser to the core portfolio in which the Equity Income Fund invests, and thus serves indirectly as the sub-adviser to the Equity Income Fund. Thus, WCM serves, either directly or indirectly, as sub-advisor to each of the Target and Acquiring Funds, except the Disciplined Growth Fund. As of March 31, 2001 WCM provided advisory services for over $95.6 billion in assets.

Smith Asset Management Group, LP, or Smith, is the sub-adviser for the core portfolio in which the Disciplined Growth Fund invests. Thus, Smith serves indirectly as the sub-adviser to the Disciplined Growth Fund. Smith provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net worth individuals using a disciplined equity style. As of March 31, 2001 Smith managed over $748.1 million in assets.

Other Principal Service Providers

The following is a list of principal service providers for the Target Funds and the Acquiring Funds:

Service Providers
Service	Wells Fargo Funds
Investment Adviser	Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA 94105
Sub-Advisers	Wells Capital Management, Incorporated

525 Market Street

San Francisco, CA 94105

(Sub-Adviser to each Target Fund and Acquiring Fund except the Disciplined Growth Fund)

Smith Asset Management Group, LP

200 Crescent Court

Suite 850

Dallas, Texas 75201

(Sub-Adviser to the Disciplined Growth Fund)

Distributor	Stephens Inc. 111 Center Street Little Rock, AR 72201
Administrator	Wells Fargo Funds Management, LLC
Custodian	Wells Fargo Bank Minnesota, N.A.
Fund Accountant	Forum Accounting Services, LLC
Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services, Inc.
Independent Auditors	KPMG LLP

Business Structure

Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund’s existence and operation. State law and each Fund’s governing documents create additional operating rules and restrictions that funds must follow. The Target Funds and Acquiring Funds are organized as series of the same Delaware business trust, and are subject to the same governing document and the same State law.

Under Delaware law, shareholders have the right to vote on matters as specified in the Declaration of Trust. Because the Target Funds and the Acquiring Funds are subject to the same Declaration of Trust, the Reorganization will not change the voting rights of the shareholders of the Target Funds. Wells Fargo Funds’ Declaration of Trust requires shareholder approval of a matter only if required under the federal securities laws or if the Board decides to submit the matter to shareholders. Wells Fargo Funds’ Declaration of Trust permits the Board of Trustees to amend it without shareholder approval unless the federal securities laws expressly require it.

Terms of the Reorganization

At the effective time of the Reorganization, each Acquiring Fund will acquire all of the assets and assume all of the liabilities of the corresponding Target Fund shown in the table below in exchange for shares of the corresponding class of the Acquiring Fund.

Target Funds	Acquiring Funds
Disciplined Growth Fund
Institutional Class
Equity Income Fund
Institutional Class

Minnesota Intermediate Tax-Free Fund
Institutional Class
Minnesota Tax-Free Fund
Institutional Class

Variable Rate Government Fund
Class A
Limited Term Government Income Fund
Class A

Each Acquiring Fund will issue the number of full and fractional shares determined by dividing the net value of all the assets of each respective Target Fund by the net asset value of one share of the Acquiring Fund. The Agreement and Plan of Reorganization, copies of which are available upon request, provides the time for and method of determining the net value of the Target Funds’ assets and the net asset value of a share of the Acquiring Funds. To determine the valuation of the assets transferred by each Target Fund and the number of shares of each Acquiring Fund to be transferred, the parties will use the standard valuation methods used by the Acquiring Funds in determining daily net asset values, which are identical to the methods used by the Target Funds. The valuation will be done immediately prior to the closing of the Reorganization, which is expected to occur on or about November 16, 2001, and will be done at the time of day the Target Funds and Acquiring Funds ordinarily calculate their net asset values.

Each Target Fund will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each Target Fund will be credited with shares of the corresponding Acquiring Fund having a value equal to the Target Fund shares that the shareholders hold of record at the effective time of the Reorganization. At that time, the Target Fund will redeem and cancel its outstanding shares and will wind-up its affairs and terminate as soon as is reasonably practicable after the Reorganization.

A majority of the Board may terminate the Reorganization plan on behalf of a Target or Acquiring Fund under certain circumstances. Completion of the Reorganization is subject to numerous conditions set forth in the Reorganization plan. An important condition to closing is that the Wells Fargo Funds receive a tax opinion to the effect that the Reorganization will not be taxable for federal income tax purposes for the Target Funds, the Acquiring Funds or the Target Funds’ shareholders. Another condition is that each Target Fund make income and capital gains distributions to its shareholders immediately before the closing of the Reorganization. Other material conditions include the receipt of legal opinions regarding the Target and Acquiring Funds and the Reorganization. Last, the closing is conditioned upon both the Target Funds and Acquiring Funds receiving the necessary documents to transfer the assets and liabilities of each Target Fund to its corresponding Acquiring Fund, and to transfer the Acquiring Fund shares back to its corresponding Target Fund in exchange for the assets received.

Board Consideration of the Reorganization

Common Considerations

The Board considered the proposed Reorganization of the Target Funds into the Acquiring Funds at its regular quarterly meeting held on May 8, 2001. Funds Management provided materials on the proposed Reorganization to the Board. Those materials included information on the investment objectives and the strategies of the Acquiring Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Target Fund shareholders from the proposed Reorganization. After discussing and considering these materials, the Board unanimously approved the Reorganization plan and determined that the Reorganization of the Target Funds into the Acquiring Funds would be in the best interests of each Target Fund and its shareholders. The Board further determined that the interests of existing shareholders of each Fund would not be diluted upon the Reorganization. Consequently, the Board unanimously recommends that Target Fund shareholders vote to approve the Reorganization for the following reasons:

                               - ENHANCED VIABILITY

The combined Funds are expected to be more viable because Wells Fargo Funds will be able to concentrate its marketing efforts on the combined Funds, rather than similar but separate Funds in each case. The Target Funds have been experiencing net redemptions while the Acquiring Funds have been experiencing net subscriptions, providing a further indication of their greater viability.

- PORTFOLIO MANAGEMENT

The Reorganization also should permit the combined Funds to diversify more broadly and take advantage of the greater purchasing power that is derived from more assets. Other potential portfolio management benefits from a larger asset base include reduced trading costs, greater purchasing power and more efficient cash management.

- STREAMLINE PRODUCT LINE

The Reorganization will streamline Wells Fargo Funds by combining Funds with common or similar investment objectives, strategies or portfolio securities. By terminating the Target Funds, Wells Fargo Funds is able to take steps towards eliminating duplicative costs and improving potential shareholder returns. The elimination of duplicative costs and the spreading of certain costs across a larger asset base also can lead to reductions in net operating expense ratios.

- COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES

As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Acquiring Fund and corresponding Target Fund have compatible investment objectives and strategies. As a result, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder’s investment.

- COMPARATIVE PERFORMANCE

Also, in each case, the Acquiring Fund has comparable or better performance over most measurement periods than the corresponding Target Fund.

- NET OPERATING EXPENSES OF THE FUNDS

The Board also considered the net operating expense ratios for each of the Target Funds and corresponding Acquiring Fund. For each Reorganization except the one involving the Variable Rate Government Fund, the Acquiring Fund has the same or lower net operating expense ratio as the Target Fund. Thus, shareholders of each Target Fund except the Variable Rate Government Fund, will not pay higher fees as a result of the Reorganization. In addition, Funds Management has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund for at least one additional year (through September 30, 2002), if shareholders of the Variable Rate Government Fund approve the Reorganization.

- TAX-FREE CONVERSION OF THE TARGET FUND SHARES

If you were to redeem your investment in the Target Funds and invest the proceeds in another Wells Fargo Fund or other investment product, you generally would recognize gain or loss for federal income tax purposes upon the redemption of the shares. By contrast, it is intended that the proposed Reorganization of the Target Funds will result in your investment being transferred to the corresponding Acquiring Fund without recognition of gain or loss for federal income tax purposes. Based on the conclusion that the Reorganization is not taxable, after the Reorganization you will have the same basis for your Acquiring Fund shares as you had for your Target Fund shares for federal income tax purposes. Assuming that you hold your Target Fund shares as a capital asset, you also will have the same holding period for your Acquiring Fund shares as you had for your Target Fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for federal income tax purposes.

- EXPENSES OF THE REORGANIZATION

Funds Management has agreed to pay all of the expenses of the Reorganization so shareholders of the Target Funds and Acquiring Funds will not bear these costs.

Specific Considerations

The Board also considered certain factors specific to each Fund in concluding that the proposed Reorganization is in the best interests of each Target Fund’s shareholders. Some of the specific key factors that the Board considered for each reorganization are detailed below.

Disciplined Growth Fund/Equity Income Fund

In approving this reorganization, the Board considered the small size of the Disciplined Growth Fund (approximately $20 million), its net redemptions since 1999, and its relative short- and long-term performance. The Board also considered that the Target and Acquiring Funds have similar investment objectives and securities, and that the Equity Income Fund has lower gross and net operating expense ratios than the Disciplined Growth Fund.

Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund

In approving this reorganization, the Board considered the duplicative nature of maintaining two funds that invest primarily in Minnesota municipal securities. The Board also considered that the Target Fund has suffered net redemptions for the past several years. Finally, the Board considered that Minnesota Tax-Free Fund has a better one-year total return, comparable longer term total return performance and a higher yield than the Target Fund, and that the Funds have the same net operating expense ratio.

Variable Rate Government Fund/Limited Term Government Income Fund

In approving this reorganization, the Board considered that the Limited Term Government Income Fund has more flexibility to invest in a wider variety of government securities than the Variable Rate Government Fund, which invests primarily in mortgage- and asset-backed securities. The Board also considered that the Limited Term Government Income Fund has better short- and long-term total return performance and a higher yield than the Variable Rate Government Fund. The Board also considered that the Variable Rate Government Fund has experienced net redemptions since December 1992. Although the Board considered the fact that the Limited Term Government Income Fund has higher gross and net operating expense ratios than the Target Fund, it believed that this was outweighed by giving the portfolio manager the flexibility to invest in a wider range of government securities as reflected in the better performance of the Limited Term Government Income Fund even after giving effect to the higher net operating expense ratio. Finally, the Board considered the fact that Funds Management has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund through at least September 30, 2002 if the Reorganization occurs. After this time, the net operating expense ratio of this Fund could be raised only with the approval of the Board.

Performance

The following table shows the average annual total returns of the Target Funds and Acquiring Funds for 1, 5 and 10 years (or, if less, since inception). For more information regarding the total returns of each of the Funds, see the "Financial Highlights" in the Acquiring Funds’ prospectuses accompanying this proxy statement/prospectus or your Target Fund prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers the average annual total returns for the Funds would have been lower. Total returns presented do not include the impact of sales charges.

Average Annual Total Return As of March 31, 2001 (Inception date of fund)	1 Year	5 Years	10 Years	Since Inception
Disciplined Growth Fund (10/15/97)	(12.95)	N/A
N/A

4.23 (1)

Equity Income Fund (Institutional Class)2	(3.30)	11.73
13.03

N/A

Minnesota Intermediate Tax-Free Fund3	8.77	5.28
5.83

N/A

Minnesota Tax-Free Fund (Institutional Class)4	10.37	5.73
6.19

N/A

Variable Rate Government Fund Limited Term Government Income Fund (Class A) (10/27/93)	8.05	4.99
4.39

N/A

	10.45	6.08
N/A

5.52 (1)

_______________________

1 The performance history is from inception date, which is next to the fund’s name, because the fund is not old enough to have a 10-year history.

2 The Institutional Class shares of the Equity Income Fund commenced operations on November 11, 1994. Performance shown for periods prior November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

3 The Institutional Class shares of the Minnesota Intermediate Tax-Free Fund commenced operations on October 1, 1997. Performance shown for periods prior to October 1, 1997 reflects the performance of the predecessor common trust fund, adjusted to reflect the fees and expenses of the Institutional Class. The common trust fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

4 The Institutional Class shares of the Minnesota Tax-Free Fund commenced operations on August 2, 1993. Performance shown for periods prior to August 2, 1993 reflects the performance of a predecessor class of shares that was substantially similar to the Institutional Class shares.

Material Federal Income Tax Consequences and Federal Income Tax Opinions

The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Target Fund shareholders. It is based on the Internal Revenue Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this proxy statement/prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Target Fund shareholder’s tax treatment may vary depending upon his or her particular situation.

Wells Fargo Funds has not requested nor will request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax consequences of the Reorganization or any related transaction. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. Target Fund shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences of the Reorganization to them, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

The obligation of the Target Funds and the Acquiring Funds to consummate the Reorganization is conditioned upon the receipt of an opinion of counsel substantially to the effect that, on the basis of the representations set forth or referred to in the opinion, the Reorganization with respect to each Target Fund and the corresponding Acquiring Fund will be treated for federal income tax purposes as a tax-free "reorganization" under Section 368(a) of the Internal Revenue Code and that a Target Fund and corresponding Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Internal Revenue Code. Provided that the Reorganization so qualifies and a Target Fund and the corresponding Acquiring Fund are so treated:

- Neither a Target Fund nor the corresponding Acquiring Fund will recognize any gain or loss as a result of the Reorganization.

- A Target Fund shareholder will not recognize any gain or loss as a result of the receipt of Acquiring Fund shares in exchange for such shareholder’s Target Fund shares pursuant to the Reorganization.

- A Target Fund shareholder’s aggregate tax basis in Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in Target Fund shares held immediately before the Reorganization.

- A Target Fund shareholder’s holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Target Fund shares have been held.

The tax opinion described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by Wells Fargo Funds on behalf of the Target Funds and the Acquiring Funds, including representations in a certificate to be delivered by the management of the Wells Fargo Funds, which if incorrect in any material respect would jeopardize the conclusions reached in the opinion.

Regardless of whether the acquisition of the assets and liabilities of a Target Fund by a corresponding Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by a Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, is expected to result in a taxable distribution to the Target Funds’ shareholders.

In addition, some of the Target Funds may have certain beneficial tax attributes, such as significant capital loss carryforwards. Regardless of whether the Reorganization qualifies as a "reorganization" for federal tax purposes as described above, an Acquiring Fund’s ability to use such attributes carried over from the Target Fund in the reorganization may be severely limited.

Since its formation, each of the Target Funds and Acquiring Funds believe it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Target Funds and Acquiring Funds believes it has been, and expects to continue to be, relieved of federal income tax liability to the extent it makes distributions of its taxable income and gains to its shareholders.

Fees and Expenses of the Reorganization

All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be paid by Funds Management.

Information on Voting

This proxy statement/prospectus is being provided in connection with the solicitation of proxies by the Board to solicit your vote for one proposal at a meeting of shareholders of the Target Funds, which we refer to as the Meeting. The Meeting will be held in the Directors Room at 525 Market Street, 10th Floor, San Francisco, California, on September 27, 2001 at 10:a.m. (Pacific Time).

You may vote in one of three ways:

- complete and sign the enclosed proxy card and mail it to us in the enclosed prepaid return envelope (if mailed in the United States).

- vote on the Internet at www.proxyvote.com (follow the instructions provided).

- call the toll-free number printed on your proxy ballot.

Please note, to vote via the Internet or telephone, you will need the "control number" that appears on your proxy card.

You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a later dated proxy or a written notice of revocation to the appropriate Target Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal.

Only shareholders of record on June 29, 2001 are entitled to receive notice of and to vote at the Meeting. Each share held as of the close of business on June 29, 2001 is entitled to one vote. For each Target Fund, the presence in person or by proxy of one-third of the outstanding shares of each Fund entitled to vote is required to constitute a quorum at the meeting for the transaction of all business, except voting for adjournment. In the absence of a quorum, a majority of the outstanding shares entitled to vote present in person or by proxy may adjourn the meeting until a quorum is present. Approval of the Reorganization by any Target Fund requires the vote of a majority of the shares present at the meeting, provided that a quorum is present.

The election inspectors will count your vote at the Meeting if cast by proxy or in person. The election inspectors will count:

- votes cast FOR approval of the proposal to determine whether sufficient affirmative votes have been cast;

- abstentions and broker non-votes of shares (in addition to votes cast FOR) to determine whether a quorum is present at the Meeting. Abstentions and broker non-votes are not counted to determine whether a proposal has been approved.

Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker lacks discretionary voting authority.

The Board knows of no matters other than those described in this proxy statement/prospectus that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board’s intention that proxies will be voted on such matters based on the judgment of the persons named in the enclosed form of proxy.

In addition to the solicitation of proxies by mail or expedited delivery service, the Wells Fargo Funds’ Trustees, and employees and agents of Funds Management, Wells Fargo & Company and Wells Fargo Bank, N.A. and their affiliates may solicit proxies by telephone. Funds Management will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals.

Existing and Pro Forma Capitalization

The following table sets forth as of the date specified in the chart below, (i) the current capitalization of the Target Funds, (ii) the current capitalization of the Acquiring Funds, and (iii) the pro forma capitalization of the Acquiring Funds, adjusted to give effect to the proposed acquisition of assets at net asset value.

Disciplined Growth Fund/ Equity Income Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Disciplined Growth Fund Institutional Class	$20,847,344	2,446,401	$8.52
Equity Income Fund
Institutional Class
	$1,262,008,546	32,188,764	$39.21
Pro Forma Equity Income Fund (as of 3/31/2001)
Institutional Class
	$1,282,855,890	32,720,448	$39.21

Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Minnesota Intermediate Tax-Free Fund
Institutional Class
	$182,626,436	18,753,440	$9.74
Minnesota Tax-Free Fund Institutional Class	$25,093,291	2,355,022	$10.66
Pro Forma Minnesota Tax-Free Fund (as of 12/31/2000)
Institutional Class
	$207,719,727	19,486,958	$10.66

Variable Rate Government Fund/Limited Term Government Income Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Variable Rate Government Fund
Class A
	$61,590,485	6,842,000	$9.00
Limited Term Government Income Fund
Class A
	$28,545,855	2,938,941	$9.71
Pro Forma Limited Term Government Income Fund (as of 11/30/2000)
Class A
	$90,136,340	9,281,936	$9.71

Outstanding Shares

As of June 29, 2001, each Target Fund and its corresponding Acquiring Fund had the following numbers of shares outstanding:

Target Funds	Number of Shares Outstanding	Acquiring Fund	Number of Shares Outstanding
Disciplined Growth Fund		Equity Income Fund
Minnesota Intermediate Tax-Free Fund		Minnesota Tax-Free Fund
Variable Rate Government Fund		Limited Term Government Income Fund

Interest of Certain Persons in the Transactions

To the knowledge of the Target Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Target or Acquiring Fund:

As of June 29, 2001
Fund	Name & Address	Class of Shares Type of Ownership	% of Class	% of Fund	% of Fund Post Closing

To the knowledge of the Target Funds and the Acquiring Funds, the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Target Fund or Acquiring Fund:

As of June 29, 2001
Fund	Name and Address	Type of Ownership	% of Fund	% of Fund Post-Closing

In addition, as of June 29, 2001, Wells Fargo Bank, N.A., an indirect wholly-owned subsidiary of Wells Fargo & Company, or its affiliates controlled or held with sole or shared power to vote more than 25% of the outstanding shares of the Disciplined Growth Fund and the Minnesota Intermediate Tax-Free Fund, respectively, in a trust, agency, custodial or other fiduciary or representative capacity. As a result, Wells Fargo Bank, N.A., may be deemed to control each of the Funds and may be able to greatly affect (if not determine) the outcome of the shareholder vote on the reorganization. Therefore, National City Bank of Minneapolis, an independent fiduciary engaged by Wells Fargo Bank, N.A,. will vote the shares of the Target Funds that are entitled to be voted by Wells Fargo & Company and its affiliates. As of June 29, 2001, the officers and Trustees of Wells Fargo Funds as a group owned less than 1% of each Target Fund and each Acquiring Funds.

EXHIBIT A – FEE TABLES

These tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. The examples are intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

	Disciplined Growth Fund	Equity Income Fund
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

Annual Fund Operating Expenses (expenses that are deductedFrom fund assets, as a percentage of average net assets)
Management fee

0.75%

0.75%

Distribution (Rule 12b-1) fee

0.00%

0.00%

Other expenses

0.37%1

0.22%1

Total Annual Fund Operating Expenses (Gross)

1.12%

0.97%

Waivers

0.12%

0.12%

Net Annual Fund Operating Expenses

1.00%2

0.85%2

_______________

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Funds Management, the adviser and administrator of the Fund, has committed through January 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. The Reorganization is not expected to affect the fees of the Equity Income Fund, and thus no pro forma column is included.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Disciplined Growth Fund	Equity Income Fund
Institutional Class One Year
$ 114	$ 99
Three Year
$ 356	$ 309
Five Year
$ 617	$ 536
Ten Year
$ 1,363	$ 1,190

	Minnesota Intermediate Tax-Free Fund	Tax-Free Fund	Minnesota Tax-Free Fund Pro Forma
Institutional Class Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

None

None

None

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None

None

None

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.40%

0.40%

0.40%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

0.28%1

0.46%1

0.29%1

Total Annual Fund Operating Expenses (Gross)

0.68%

0.86%

0.69%

Waivers

0.08%

0.26%

0.09%

Net Annual Fund Operating Expenses

0.60%2

0.60%2

0.60%2

_______________

1 Other expenses are based on estimated amounts for the current fiscal year.

2 Funds Management, the adviser and administrator of the Fund, has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Minnesota Intermediate Tax-Free Fund	Minnesota Tax-Free Fund	Minnesota Tax-Free Fund Pro Forma
Institutional Class
One Year

$ 69

$88

$70

Three Year

$ 218

$274

$221

Five Year

$ 379

$477

$384

Ten Year

$ 847

$1,061

$859

	Variable Rate Government Fund	Limited Term Government Income Fund	Limited Term Government Income Fund Pro Forma
Class A Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)

4.50%

4.50%

4.50%

Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the NAV on the date of original purchase or the NAV on the date of the redemption)

None(1)

None(1)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from fund assets, as a percentage of average net assets)
Management fee

0.50%

0.50%

0.50%

Distribution (Rule 12b-1) fee

0.00%

0.00%

0.00%

Other expenses

0.57%2

0.67%2

0.45%

Total Annual Fund Operating Expenses (Gross)

1.07%

1.17%

0.95%

Waivers

0.29%

0.21%

0.00%

Net Annual Fund Operating Expenses

0.78%3

0.96%3

0.96%4

___________________

1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

2 Other expenses are based on estimated amounts for the current fiscal year.

3 Funds Management, the adviser and administrator of the Fund, has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expenses ratio shown. Funds Management, however, has agreed to extend the commitment to maintain the net operating expense ratio of the Limited Term Government Income Fund through at least September 30, 2002 if the Reorganization occurs.

4 Funds Management has committed through September 30, 2001 to waive fees and/or reimburse expenses necessary to maintain the maximum net operating expense ratio shown. If the gross operating expense ratio is lower than the committed net operating expense ratio, the Fund will operate at the lower gross operating expense ratio. Funds Management also has agreed to extend the commitment to maintain the new operating expense ratio of the Limited Term Government Income Fund through at least September 30, 2002 if the Reorganization occurs.

Example of Expenses:

You would pay the following expenses on a $10,000 investment assuming that the Fund has a 5% annual return and that Fund operating expenses remain the same, and that you redeem your shares at the end of each period. Your actual costs may be higher or lower than those shown.

Variable Rate Government Fund	Limited term Government Income Fund	Limited term Government Income Fund pro forma
Institutional Class
One Year

  $ 554

$564

$543

Three Year

$ 775

$805

$739

Five Year

$1,014

$1,065

$952

Ten Year

$1,697

$1,806

$1,564

EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

Equity Income Fund
Comparison of: DISCIPLINED GROWTH FUND	which will reorganize into EQUITY INCOME FUND
Objectives:
Disciplined Growth Equity Fund:	seeks capital appreciation by investing primarily in common stocks of larger companies.
Equity Income Fund:	seeks a long-term capital appreciation and above-average dividend income.
Investment Strategies:
Disciplined Growth Equity Fund:	The Disciplined Growth Equity Fund is a Gateway fund that invests its assets in a core portfolio with a substantially similar investment objective and investment strategies. The Fund seeks higher long-term returns by investing primarily in the common stocks of companies that possess above average potential for growth. The Fund invests in a portfolio of securities with an average market capitalization greater than $5 billion. In selecting securities, the adviser seeks to identify growth companies that will report a level of corporate earnings that exceed the level expected by investors. In seeking these companies, the adviser uses both quantitative and fundamental analysis. The adviser may consider, among other factors, changes of earnings estimates by investment analysts, the recent trend of the company’s earnings reports, and an analysis of the fundamental business outlook for the company. The adviser uses a variety of valuation measures to determine whether or not the share price of a company already reflects any positive fundamentals identified. The Fund tries to control the variability of investment returns by the equal weighting of portfolio securities, and employing risk screens for price volatility, financial quality and valuation.
Equity Income Fund:	The Equity Income Fund is a Gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies. The Equity Income Fund invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations. The Equity Income Fund primarily emphasizes investment in securities of companies with above-average dividend income. The Fund uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios. The Fund considers "large" companies to be those whose market capitalization is greater than the median of the Russell 1000 Index (which as of March 31, 2001 ranged from $3.6 billion to $415.8 billion. Under normal conditions, the Fund invests:

- at least 65% of its total assets in income-producing equity securities, and

- in issues of companies with market capitalizations greater than the median of the Russell 1000 index.

The Fund ordinarily will limit its investment in one issuer to 10% or less of its total assets.

Portfolio Managers
Disciplined Growth Equity Fund	Steven S. Smith, CFA
Equity Income Fund	David L. Roberts, CFA Gary J. Dunn, CFA

Minnesota Tax-Free Fund
Comparison of: MINNESOTA INTERMEDIATE TAX-FREE FUND	which will reorganize into MINNESOTA TAX-FREE FUND
Objectives:
Minnesota Intermediate Tax-Free Fund	seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.
Minnesota Tax-Free Fund:	seeks a high level of current income exempt from federal income tax and Minnesota income tax, without assuming undue risk.
Investment Strategies:
Minnesota Intermediate Tax-Free Fund:	The Minnesota Intermediate Tax-Free Fund normally invests substantially of the Fund’s assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities, and corporations, and by the territories and possessions of the United States. The Fund invests at least 80% of the Fund’s net assets in securities with interest exempt from both federal income taxes and the federal AMT. The Fund’s dollar-weighted average maturity is normally between 5 and 10 years, but this average will vary depending on anticipated market conditions. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining a stable NAV.
Minnesota Tax-Free Fund:	The Minnesota Tax-Free Fund normally invests substantially of the Fund’s assets in investment grade municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, and by the territories and possessions of the United States. The Fund invests at least 80% of the Fund’s net assets in securities with interest exempt from both federal income taxes and the federal AMT. There are no restrictions on Minnesota Tax-Free Fund’s average portfolio maturity. It is expected that the Fund’s dollar-weighted average maturity normally will be greater than 10 years. The Fund’s average portfolio maturity may reach or exceed 20 years in the future. Depending on market conditions, the Fund’s average dollar-weighted average maturity could be higher or lower. The Fund emphasizes investments in municipal securities paying interest income rather than maintaining a stable NAV.
Portfolio Managers
Minnesota Intermediate Tax-Free Fund	Patricia Hovanetz, CFA
Minnesota Tax-Free Fund	Patricia Hovanetz, CFA

Limited Term Government Income Fund
Comparison of: VARIABLE RATE GOVERNMENT FUND	which will reorganize into LIMITED TERM GOVERNMENT INCOME FUND
Objectives:
Variable Rate Government Fund	seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.
Limited Term Government Income Fund:	seeks current income, while preserving capital.
Investment Strategies:
Variable Rate Government Fund:	Under normal conditions, the Variable Rate Government Fund invests:

- at least 65% of its total assets in adjustable rate mortgage securities, also known as "ARMs," issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

- in adjustable rate portions of collateralized mortgage obligations issues ("CMOs") issued by U.S. Government agencies and CMOs rated "AAA" by Standard & Poor’s or Aaa by Moody’s;

- up to 5% of its assets in securities purchased on a "when issued" basis.

The Fund invests in obligations of any maturity, but under ordinary conditions will maintain a dollar weighted average maturity of between 10 and 30 years. In unusual circumstances, the dollar weighted average maturity may be below 10 years. The Fund also may invest in U.S. Treasury securities with remaining maturities of up to 5 years.

Limited Term Government Income Fund:	The Limited Term Government Income Fund seeks current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. The Fund may invest in securities of any maturity. Under normal circumstances, the Fund expects to maintain a dollar weighted average maturity of between 2 and 5 years. Under normal conditions, the Fund invests:

- at least 65% of its total assets in U.S. Government obligations or repurchases agreements collateralized by U.S. Government obligations;

- in investment grade corporate debt securities including asset-backed securities;no more than 5% of its total assets in securities downgraded below investment grade after the Fund acquired them;

- up to 25% of its total assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks;

- in stripped treasury securities, adjustable-rate mortgage securities and adjustable portions of CMOs.

Portfolio Managers
Variable Rate Government Fund	Paul C. Single
Limited Term Government Income Fund	Mark Walter

EXHIBIT C

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

FOR EACH OF THE ACQUIRING FUNDS

EQUITY INCOME FUND

INVESTMENT OBJECTIVE                                                                                      ;

The Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

Advisor
Wells Fargo Bank, N.A.

Sub-Advisor
Wells Capital Management Incorporated

Fund Managers
Dave Roberts, CFA
Gary Dunn, CFA

Inception Date
03/31/89

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned 1.17% for the one-year period ended September 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 8.91%. The Fund’s Class A shares distributed $0.42 per share in dividend income and $3.04 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

The majority of the differences between the Fund’s performance and that of its benchmark can be attributed to the financial and utility sectors, which underperformed the Fund’s benchmark by almost half. The Fund’s telecommunications, basic materials and consumer cyclicals sectors were also relatively weak.

In absolute terms, the Fund benefited from the solid performance of several holdings. Shares of the financial services firm St. Paul Companies nearly doubled, thanks to improved earnings per share growth and better long-term prospects. J.P. Morgan, which received a merger offer from Chase Manhattan, was another strong holding. The health care sector performed well, and in the utility sector, Public Service Enterprise Group produced solid returns. In addition, the Fund’s energy stocks benefited as oil prices continued to rise.

(1)Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998 reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund’s performance was adjusted to reflect the Fund’s 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

STRATEGIC OUTLOOK

The Fund managers believe that the U.S. economy may remain healthy, while European and Asian economies begin to strengthen. The euro’s declining value versus the U.S. dollar may have a negative impact on the Fund’s performance, given its exposure to many U.S. companies that derive significant revenue from European economies.

The Fund managers will continue to focus on the highest-quality franchise companies that appear to have the most solid growth prospects. The Fund will strive to avoid the pure value stocks that appear to lack a catalyst to improve performance.

Average Annual Total Return(1) (%) (as of September 30, 2000

	Excluding Sales Charge				Including Sales Charge
	6-Month*	1-Year	5-Year	10-Year	6-Month*	1-Year	5-Year	10-Year
Class A	1.13	1.17	15.55	15.93	(4.68)	(4.65)	14.19	15.24
Class B	0.75	0.41	14.69	15.06	(4.05)	(4.26)	14.46	15.06
Class C	0.76	0.41	14.67	15.05	(0.20)	(0.53)	14.67	15.05
Institutional Class	1.24	1.39	15.60	15.95
Benchmarks
S&P 500 Index	(3.60)	13.28	21.69	19.44
Russell 1000 Value Index	2.81	8.91	17.59	17.85
* Returns for periods less than one year are not annualized.
characteristics (as of September 30, 2000)		ten largest equity holdings
Beta*	0.79	St. Paul Companies Incorporated	4.29%
Price to Earnings Radio (trailing 12 mo.)	19.4x	PepsiCo	4.23%
Price to Book Ratio	3.7x	IBM Corporation	4.00%
Median Market Cap ($B)	36.0	General Electric Company	3.72%
Number of Holdings	86	Tyco International Limited	3.60%
Portfolio Turnover	3%	Hewlett-Packard Company	3.46%
* A measure of the Fund’s sensitivity to market movements. The benchmark beta is 1.00 by definition.		J.P. Morgan & Company Exxon Mobil Corporation	3.11% 3.04%
		American Express Company	2.81%
		TXU Corporation	2.70%
Sector Distribution (as of September 30, 2000)	Growth of $10,000 Investment
Financial (19%)
Technology (15%)
Health Care (11%)
Consumer Non-Cyclical (11%)
Industrials (9%)
Energy (8%)
Basic Materials (7%)
Consumer Cyclical (5%)
Consumer Services (5%)
Commercial Services (4%)
Telecommunications (3%)
Utilities (3%)	[GRAPH] Wells Fargo Equity Income Fund - Class A S&P 500 Index Russell 1000 Value Index Wells Fargo Equity Income Fund - Institutional Class
(3)The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets.

(4)The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust

(5)Portfolio holdings are subject to change.

(6)The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE

The Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota personal income tax, without assuming undue risk.

ADVISOR

Wells Fargo Bank, N.A.

SUB-ADVISOR

Wells Capital Management Incorporated

FUND MANAGER

Patricia Hovanetz, CFA

INCEPTION DATE

01/12/88

PERFORMANCE HIGHLIGHTS

The Fund’s Class A shares returned (0.02)% for the 12-month period ended June 30 2000, excluding sales charges. The Fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index (the Index), which returned 3.25%. The Fund’s Class A shares distributed $0.53 per share in dividend income and $0.01 in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

Rising interest rates contributed to the Fund’s underperformance during the first six months of the reported period. Rather than shorten bond maturities to offset the impact of rising rates, the Fund stayed its course. This strategy benefited the Fund when rates began to decline in 2000.

The past year was a challenging period for specific revenue bond sectors and lower quality bonds. The Fund’s health-care related bonds were hardest hit, reflecting changes in health-care reimbursement policies. Investors also demanded yield premiums for lower quality bonds. The Fund took advantage of bargains in the marketplace by adding several attractively priced, high-yield issues, including bonds issued by Fairview Hospital, St. Cloud Hospital and Austin housing bonds.

STRATEGIC OUTLOOK

As the economy continues to slow, interest rates should ultimately decrease. The Fund is structured for the potential to perform well in an environment of decreasing rates, because when interest rates decrease, bond prices increase.

AVERAGE ANNUAL TOTAL RETURN (%) (as of June 30, 2000)

	Excluding Sales Charge				Including Sales Charge
	6-Month	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year
Class A	4.75	(0.02)	4.92	5.81	(4.51)	3.96	5.33
Class B	4.37	(0.76)	4.14	5.00	(5.50)	3.80	5.00
Institutional Class	4.75	(0.02)	4.92	5.81
Benchmark
Lehman Brothers Municipal Bond Index
	4.48	3.25	5.88	7.06

* Returns for period less than one year are not annualized
(1)Figures quoted represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s Advisor has committed through October 31, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

(2)The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

CHARACTERISTICS (as of June 30, 2000) GROWTH OF $10,000 INVESTMENTS
Average Credit Quality	A1
Weighted Average Coupon	4.96%
Estimated Duration	9.34 years
NAV (A, B, Inst.)	$10.18, $10.18, $10.18
Portfolio Turnover	69%
Number of Holdings	78
SEC Yield (A, B, Ins.)	5.42%, 4.92%, 5.67%
Distribution Rate (A, B, Ins.)	5.10%, 4.59%, 5.34%
Taxable Equivalent Yield (A, B, Ins.)	9.75%, 8.85%, 10.20%
CREDIT QUALITY (as of June 30, 2000)	MATURITY DISTRIBUTION (as of June 30, 2000)

(3)The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of $4.50%. The Fund is a professionally managed mutual fund.

(4)The average credit rating is compiled from ratings from Standard & Poor’s and/or Moody’s Investors Service (together "rating agencies"). Standard & Poor’s is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5)The formula used to calculate the SEC yield is described in detail in the Fund’s Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(6)The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund’s most recent income dividend and dividing that figure by the applicable current public offering price.

(7)A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund’s taxable equivalent yield is based on the combined federal and state income tax rate of 44.43%. Any capital gains distributions may be taxable.

(8)Portfolio holdings are subject to change.

LIMITED TERM GOVERNMENT INCOME FUND

PART B

STATEMENT OF ADDITIONAL INFORMATION

July [__], 2001

WELLS FARGO FUNDS TRUST

P.O. BOX 7066

SAN FRANCISCO, CALIFORNIA 94120-7066

September 27, 2001 Special Meeting of the Shareholders

of the

Disciplined Growth Fund

Minnesota Intermediate Tax-Free Fund

Variable Rate Government Fund

Series of Wells Fargo Funds Trust

This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated July [__], 2001, for the Special Meeting of Shareholders of the three Wells Fargo Funds listed above, which we call the Target Funds to be held on September 27, 2001. The Proxy Statement/Prospectus may be obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Incorporation of Documents by Reference in Statement of Additional Information

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.    The SAI for the Wells Fargo Disciplined Growth and Equity Income Funds, dated February 1, 2001, as supplemented on February 15, 2001, the SAI for the Wells Fargo Minnesota Intermediate Tax-Free and Minnesota Tax-Free Funds, dated November 1, 2000, and the SAI for the Wells Fargo Intermediate Government Income and Variable Rate Government Funds, dated October 1, 2000

2.    Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Disciplined Growth and Equity Income Funds as of September 30, 2000.

3.    Unaudited semi-annual report financial statements of Wells Fargo Disciplined Growth and Equity Income Funds dated as of March 31, 2001.

4.    Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Minnesota Intermediate Tax-Free and the Minnesota Tax-Free Funds as of June 30, 2000.

5.    Unaudited semi-annual report financial statements of the Wells Fargo Minnesota Intermediate Tax-Free and Minnesota Tax-Free Funds dated as of December 31, 2000.

6.    Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Intermediate Government Income and Variable Rate Government Funds as of May 31, 2000.

7.    Unaudited semi-annual report financial statements of the Wells Fargo Intermediate Government Income and Variable Rate Government Funds as of November 30, 2000.

8.    Unaudited pro forma combined financial information as of December 31, 2000 for the Wells Fargo Minnesota Intermediate Tax-Free Fund/Minnesota Tax-Free Fund Reorganization, and as of November 30, 2000 for the Wells Fargo Variable Rate Government Fund/Intermediate Government Income Fund Reorganization. The pro forma financial statements give effect to the Reorganization as if it had occurred for the period presented.

Table of Contents

General Information

Pro-Forma Financial Statements and Schedules

Notes to Pro Forma Financial Statements*

*THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES.

General Information

This SAI relates to the reorganization of three Wells Fargo Funds listed below, which we refer to as the Target Funds, with three other funds of Wells Fargo Funds listed below, which we refer to as the Acquiring Funds.

Target Funds	Acquiring Funds
Disciplined Growth Fund Institutional Class	Equity Income Fund Institutional Class
Minnesota Intermediate Tax-Free Fund Institutional Class	Minnesota Tax-Free Fund Institutional Class
Variable Rate Government Fund Class A	Intermediate Government Income Fund Class A

The reorganization of each Target Fund will involve the following three steps:

- the transfer of the assets and liabilities of the Target Fund to its corresponding Acquiring Fund in exchange for Institutional or Class A shares of the Acquiring Fund having equivalent value to the net assets transferred;

- the pro rata distribution of Institutional or Class A shares of the Acquiring Fund to the shareholders of record of the Target Fund as of the effective date of the reorganization in full redemption of all shares of the Target Fund; and

- the liquidation and termination of the Target Funds.

As a result of the reorganization, shareholders of each Target Fund will hold shares of the Institutional or A Class of the corresponding Acquiring Fund having the same total value as the shares of the Target Fund that they held immediately before the reorganization. If a majority of the shares of one of the Target Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Target Fund will continue its operations beyond the date of the reorganization and the Board of Trustees of Wells Fargo Funds Trust will consider what further action is appropriate.

For further information about the transaction, see the Proxy Statement/Prospectus.

Pro Forma Financial Statements

Explanatory Note

Pro Forma financial statements for the Wells Fargo Disciplined Growth Fund/Equity Income Fund Reorganization are not included because as of May 15, 2001, the assets of the Disciplined Growth Fund constituted less than 10% of the assets of the Equity Income Fund.

WELLS FARGO FUNDS - MINNESOTA TAX FREE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000 (Unaudited)
($000's)
	Wells Fargo Minnesota Tax Free Fund	Wells Fargo Minnesota Intermediate Tax Free Fund	Pro Forma Adjustments	Pro Forma Combined
ASSETS
Investments:
In securities, at market value (see cost below)	$ 74,199,391	$ 179,524,107			$ 253,723,498
Cash	0	0			-
Receivables:
Interest and other receivables	1,306,985	3,157,451			4,464,436
Investments sold		1,032,432			1,032,432
Fund shares sold	326,092	26,000			352,092
Prepaid expenses and other assets	36,188	6,894			43,082
Total Assets	75,868,656	183,746,884			259,615,540
LIABILITIES
Payables:
Payable for securities loaned	0	0			-
Dividends payable	161,245	732,950			894,195
Fund shares redeemed	81,309	195,110			276,419
Due to advisor and affiliates	19,303	77,890			97,193
Payable to other related parties	13,054	17,171			30,225
Accrued expenses and other liabilities	138,118	97,327			235,445
Total Liabilities	413,029	1,120,448			1,533,477
TOTAL NET ASSETS	$ 75,455,627	$ 182,626,436			$ 258,082,063

Net assets consist of:
Paid-in capital	$ 76,358,161	$ 178,636,585			$ 254,994,746
Undistributed net investment income (loss)	(43,429)	(205)			(43,634)
Undistributed net realized gain (loss)
on investments	(2,979,275)	(2,118,418)			(5,097,693)
Net unrealized appreciation (depreciation)
of investments	2,120,170	6,108,474			8,228,644
TOTAL NET ASSETS	$ 75,455,627	$ 182,626,436			$ 258,082,063

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE PER SHARE
Net assets - Class A	$ 32,234,349	N/A			$ 32,234,349
Shares outstanding - Class A	3,025,412	N/A			3,025,412
Net asset value per share - Class A	$ 10.65	N/A			$ 10.65
Maximum offering price per share - Class A	$ 11.15	N/A			$ 11.15
Net assets - Class B	$ 18,127,987	N/A			$ 18,127,987
Shares outstanding - Class B	1,701,742	N/A			1,701,742
Net asset value and offering price per
share - Class B	$ 10.65	N/A			$ 10.65
Net assets - Institutional Class	$ 25,093,291	$ 182,626,436			$ 207,719,727
Shares outstanding - Institutional Class	2,355,022	$ 18,753,440	(1,621,504)	(1)	19,486,958
Net asset value and offering price per
share - Institutional Class	$ 10.66	$ 9.74			$ 10.66

INVESTMENTS AT COST	$ 72,079,221	$ 173,415,633			$ 245,494,854
(1) Share adjustments based on surviving Fund NAV.
The accompanying notes are an integral part of these Financial Statements.

WELLS FARGO FUNDS - MINNESOTA TAX FREE FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000 (Unaudited)
($000's)
	Wells Fargo Minnesota Tax Free Fund	Wells Fargo Minnesota Intermediate Tax Free Fund	Pro Forma Adjustments		Pro Forma Combined
INVESTMENT INCOME
Interest	$ 6,539,646	$ 7,490,363			14,030,009
Total Investment Income	6,539,646	7,490,363			14,030,009

EXPENSES
Advisory fees	280,450	739,257	0	(1)	1,019,707
Administration fees	106,458	279,039	0	(1)	385,497
Custody fees	14,194	27,634	0	(1)	41,828
Shareholder servicing fees	117,336	0	0	(1)	117,336
Portfolio accounting fees	72,390	67,239	(63,230)	(1)	76,399
Transfer agency fees	30,297	37,205	(15,784)	(1)	51,718
Distribution fees	127,761	-	0	(1)	127,761
Legal and audit fees	25,814	32,031	(17,806)	(1)	40,039
Registration fees	13,828	29,443	(2,342)	(1)	40,929
Directors' fees	5,473	5,473	(5,473)	(1)	5,473
Shareholder reports	37,491	10,786	2,656	(1)	50,933
Other	30,763	33,659	(17,633)	(1)	46,789
Total Expenses	862,255	1,261,766	(119,612)		2,004,409
Less:
Waived fees and reimbursed expenses fees	(307,281)	(145,832)	119,612	(1)	(333,501)
Net expenses	554,974	1,115,934	0		1,670,908
NET INVESTMENT INCOME (LOSS)	5,984,672	6,374,429	0		12,359,101

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,635,035	891,953		2,526,988
Net change in unrealized appreciation
or depreciation of investments	5,959,455	7,521,372		13,480,827
Net Gain (Loss) on Investments	7,594,490	8,413,325		16,007,815
NET INCREASE(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 13,579,162	$ 14,787,754	0	$ 28,366,916

(1) To adjust expenses to reflect the Combined Fund’s estimated fees and expenses, based on contractual rates or elimination of duplicative services.

The accompanying notes are an integral part of these Financial Statements.

WELLS FARGO MINNESOTA INTERMEDIATE TAX FREE FUND
WELLS FARGO MINNESOTA TAX FREE FUND
Combined Pro Forma Schedules of Investments
As of December 31, 2000

	Par Value						Market Value
Wells Fargo						Wells Fargo
Minnesota	Wells Fargo					Minnesota	Wells Fargo
Intermediate	Minnesota	Pro Forma				Intermediate	Minnesota	Pro Forma
Tax Free Fund	Tax Free Fund	Combined				Tax Free Fund	Tax Free Fund	Combined
				Interest	Maturity
			Security	Rate	Date

500,000	500,000	1,000,000	Alberta Lea MN Independent School District 241	4.80	2/1/2016	$ 495,739	$ 495,740	$ 991,479
			GO School District Credit Program MBA Insured
500,000		500,000	Alexandria MN Independent School District 206	6.00	2/1/2004	517,694		517,694
			GO Series A Crossover Refunding
250,000		250,000	Alexandria MN Independent School District 206	6.15	2/1/2006	259,589		259,589
			GO Series A Crossover Refunding
250,000		250,000	Alexandria MN Independent School District 206	6.20	2/1/2007	259,838		259,838
			GO Series A Crossover Refunding
2,165,000		2,165,000	Anoka County MN Resource Recovery	5.00	12/1/2006	2,250,301		2,250,301
			Revenue Northern State Power Company Project
650,000	1,500,000	2,150,000	Austin MN Housing and Redevelopment Authority	7.15	1/1/2020	663,376	1,530,750	2,194,126
			Governmental Housing Gross Revenue
			Courtyard Residence Project Series A
	250,000	250,000	Austin MN Independent School District 492	6.65	2/1/2005		250,560	250,560
			GO Series A MBIA Insured
1,500,000	200,000	1,700,000	Bemidji MN Hospital Facilities First	7.00	9/1/2011	1,559,159	207,888	1,767,047
			Mortgage Revenue North Country Health
			Services Project Series 1991 A Prerefunded
			9/1/01 at 102
	1,000,000	1,000,000	Bemidji MN Hospital Facilities First Mortgage Revenue North	5.63	9/1/2021		960,390	960,390
			Country Health Services Project

2,000,000		2,000,000	Bemidji MN Independent School District 31	5.00	4/1/2019	1,983,299		1,983,299
			GO FSA Insured School District Credit
			Program LOC
160,000		160,000	Blaine MN IDR Ball Corporation Project	7.13	12/1/2004	176,329		176,329

3,000,000		3,000,000	Bloomington MN Independent School District 271	5.00	2/1/2016	3,019,469		3,019,469
			GO Series B School District Credit Program Support
	2,000,000	2,000,000	Bloomington MN Independent School District 271	5.00	2/1/2020		1,985,320	1,985,320
			GO Series B School District Credit Program Support
4,025,000		4,025,000	Bloomington MN Port Authority Special Tax	5.35	2/1/2013	4,083,241		4,083,241
			Revenue Mall of America Project Series A FSA Insured
1,000,000		1,000,000	Bloomington MN Port Authority Special Tax	5.00	2/1/2013	1,017,260		1,017,260
			Revenue Mall of America Project Series A FSA Insured
535,000		535,000	Bloomington MN Port Authority Tax Revenue	5.45	2/1/2009	536,230		536,230
			Mall of America Project Series A FSA Insured
290,000	210,000	500,000	Bloomington MN Tax Increment GO Prerefunded 2/1/05 at 100	9.75	2/1/2008	349,751	253,268	603,019
	100,000	100,000	Bloomington MN Tax Increment GO	9.70	2/1/2004		115,740	115,740
2,195,000		2,195,000	Breckenridge MN HFFA Revenue Catholic	5.00	11/15/2005	2,266,732		2,266,732
			Health Corporation MBIA Insured
250,000		250,000	Burnsville MN GO Municipal Building Series B	6.40	2/1/2007	250,512		250,512
	2,530,000	2,530,000	Burnsville MN Hospital System Revenue Fairview Community	5.58	5/1/2012		1,283,089	1,283,089
			Hospitals Escrewed to Maturity
400,000		400,000	Chaska MN GO Tax Increment AMBAC Insured	4.15	12/1/2009	386,935		386,935
	750,000	750,000	Chaska MN Independent School District 112	5.70	2/1/2017		796,012	796,012
1,250,000		1,250,000	Chaska MN Independent School District 112	5.75	2/1/2007	1,333,762		1,333,762
			GO Series B Crossover Refunding 2/1/00 at 100
1,000,000		1,000,000	Chaska MN Independent School District 112	5.75	2/1/2009	1,067,010		1,067,010
			GO Series B Crossover Refunding 2/1/00 at 100
	500,000	500,000	Chaska MN Independent School District 112 State Enhancement	6.00	2/1/2013		539,170	539,170
			Program Series B Crossover Refunding
1,000,000		1,000,000	Chaska MN Independent School District 112	5.75	2/1/2005	1,057,640		1,057,640
			GO State Credit Enhancement Program Series B
	500,000	500,000	Cohasset MN Power Revenue Minnesota Power and Light Company	5.00	6/1/2013		500,000	500,000
			Project Series B ABN AMRO Bank N.V. LOC
	100,000	100,000	Cohasset MN Power Revenue Minnesota Power and Light Company	5.00	6/1/2013		100,000	100,000
			Project Series C ABN AMRO Bank N.V. LOC
255,000		255,000	Coon Rapids MN GO Special Assessment Series B	5.80	2/1/2004	263,256		263,256
340,000		340,000	Coon Rapids MN SFMR	6.15	9/1/2009	346,307		346,307
	700,000	700,000	Cottage Grove MN Environmental Control Revenue Minnesota	4.97	8/1/2012		700,000	700,000
			Mining and Manufacturing Project Northern Trust Company LOC
1,000,000		1,000,000	Cuyuna Range Hospital District MN Health	5.75	6/1/2014	859,510		859,510
			Facilities Gross Revenue Series A
	1,000,000	1,000,000	Cuyuna Range Hospital District MN Health	6.00	6/1/2019		845,290	845,290
			Facilities Gross Revenue Series A
	1,395,000	1,395,000	Dakota County MN Housing and Redevelopment Authority MFHR	7.38	12/1/2029		1,493,808	1,493,808
			GNMA Collateralized Credit Support
1,190,000		1,190,000	Detroit Lakes MN HFFA Revenue Benedictine	6.00	2/15/2012	1,255,379		1,255,379
			Health Systems St. Mary Series G Connie Lee Insured
	250,000	250,000	Duluth MN Economic Development Authority Health Care Revenue	5.63	12/1/2018		203,340	203,340
			BSM Properties Incorporated Project Series A
	975,000	975,000	Duluth MN Economic Development Authority Health Care Revenue	5.88	12/1/2028		782,145	782,145
			BSM Properties Incorporated Project Series A
450,000		450,000	Duluth MN Economic Development Authority	6.20	5/1/2001	453,123		453,123
			HFFA Revenue St. Luke's Hospital of Duluth
			Series B Connie Lee Insured
500,000		500,000	Duluth MN Economic Development Authority	6.45	5/1/2005	522,650		522,650
			HFFA Revenue St. Luke's Hospital of Duluth
			Series B Connie Lee Insured
500,000	500,000	1,000,000	Duluth MN Economic Development Authority	6.40	5/1/2018	519,585	519,585	1,039,170
			HFFA Revenue St. Luke's Hospital of Duluth
			Series B Connie Lee Insured
635,000		635,000	Duluth MN Economic Development Authority	5.55	2/15/2004	657,682		657,682
			HFFA Revenue Benedictine Health System St.
			Mary Series A MBIA Insured
690,000		690,000	Duluth MN Economic Development Authority	5.65	2/15/2005	720,305		720,305
			HFFA Revenue Benedictine Health System St.
			Mary Series A MBIA Insured
465,000		465,000	Duluth MN Economic Development Authority	5.75	2/15/2006	485,972		485,972
			HFFA Revenue Benedictine Health System St.
			Mary Series A MBIA Insured
300,000		300,000	Duluth MN Gross Revenue Spirit Mountain	6.15	2/1/2001	300,426		300,426
			Recreation Area
300,000		300,000	Duluth MN Gross Revenue Spirit Mountain	6.30	2/1/2002	300,441		300,441
			Recreation Area
400,000		400,000	Duluth MN Gross Revenue Spirit Mountain	6.50	2/1/2004	400,616		400,616
			Recreation Area
425,000		425,000	Duluth MN Gross Revenue Spirit Mountain	6.60	2/1/2005	425,655		425,655
			Recreation Area
455,000		455,000	Duluth MN Gross Revenue Spirit Mountain	6.70	2/1/2006	455,714		455,714
			Recreation Area
	250,000	250,000	Duluth MN Gross Revenue Spirit Mountain	6.40	2/1/2003		250,375	250,375
			Recreation Area Series 1992

50,000		50,000	Duluth MN Independent School District 709 MBIA Insured	5.15	2/1/2001	50,045		50,045
165,000		165,000	Eden Prairie MN Housing and Redevelopment	6.15	8/1/2008	168,665		168,665
			Authority Leasing Revenue Community Center
			Project Series A
	50,000	50,000	Elk River MN GO Series	6.25	2/1/2008		50,098	50,098
250,000		250,000	Farmington MN Independent School District 192	6.60	2/1/2005	250,550		250,550
			MBIA Insured
1,000,000		1,000,000	Fergus Falls MN HFFA Revenue Lake	6.50	9/1/2018	972,290		972,290
			Region Hospital Corporation Project Series A
	500,000	500,000	Glencoe MN Health Care Revenue	6.40	12/1/2015		458,190	458,190
700,000	690,000	1,390,000	Glencoe MN Hospital Revenue	6.63	4/1/2011	675,962	666,305	1,342,267
	400,000	400,000	Golden Valley MN IDA Revenue Unicare Homes Project Bank	4.95	9/1/2014		400,000	400,000
			of America N.A. LOC
1,000,000		1,000,000	Hawley Minn Independent School District 150	5.75	2/1/2014	1,067,010		1,067,010
			Series A FSA Insured Crossover Refunding 2/1/06 at 100
1,000,000		1,000,000	Hennepin County MN Lease Revenue COP	5.38	11/15/2012	1,048,650		1,048,650
260,000		260,000	Hennepin County MN Lease Revenue COP	6.15	5/15/2002	264,771		264,771
			Series A Prerefunded 11/15/01 at 100
310,000		310,000	Hennepin County MN Lease Revenue COP	6.25	11/15/2003	315,955		315,955
			Series A Prerefunded 11/15/01 at 100
135,000		135,000	Hennepin County MN Lease Revenue COP	6.45	5/15/2005	137,823		137,823
			Series A Prerefunded 11/15/01 at 100
300,000		300,000	Hennepin County MN Lease Revenue COP	6.45	11/15/2005	306,273		306,273
			Series A Prerefunded 11/15/01 at 100
145,000		145,000	Hennepin County MN Lease Revenue COP	6.55	5/15/2006	148,157		148,157
			Series A Prerefunded 11/15/01 at 100
	1,000,000	1,000,000	Hibbing MN Health Care Facilities Revenue Duluth Clinic Ltd.	5.50	11/1/2016		1,074,400	1,074,400
			FSA Insured
285,000		285,000	Hinckley-Finlayson MN Independent School	5.25	2/1/2010	298,307		298,307
			District 2165 FSA Insured Crossover
			Refunding 2/1/06 at 100
1,080,000		1,080,000	Lino Lakes MN Economic Development	5.25	2/1/2016	1,043,906		1,043,906
			Authority Leasing Revenue Series A
	500,000	500,000	Lino Lakes MN Economic Development	5.35	2/1/2019		478,095	478,095
			Authority Leasing Revenue Series A
1,700,000	800,000	2,500,000	Mankato MN HFFA Revenue First	6.30	8/1/2022	1,788,502	841,648	2,630,150
			Mortgage-Immanuel St. Joseph's Project
			Series A Prerefunded 8/1/02 at 102

315,000		315,000	Mankato MN HFFA Revenue First	6.10	8/1/2005	328,699		328,699
			Mortgage-Immanuel St. Joseph's Project
			Series C Prerefunded 8/1/02 at 102
50,000		50,000	Mankato MN HFFA Revenue First	6.10	8/1/2005	52,427		52,427
			Mortgage-Immanuel St. Joseph's Project
			Series C Prerefunded 8/1/02 at 102
60,000		60,000	Mankato MN HFFA Revenue First	6.15	8/1/2006	62,958		62,958
			Mortgage-Immanuel St. Joseph's Project
			Series C Prerefunded 8/1/02 at 102
390,000		390,000	Mankato MN HFFA Revenue First	6.15	8/1/2006	407,012		407,012
			Mortgage-Immanuel St. Joseph's Project
			Series C Prerefunded 8/1/02 at 102
1,100,000		1,100,000	Mankato MN Independent School District 77	6.35	2/1/2013	1,125,806		1,125,806
			GO Series A FSA Insured Crossover Refunding 2/1/02 at 100
300,000		300,000	Mankato MN Nursing Home Revenue Mankato	8.00	10/1/2011	314,220		314,220
			Lutheran Home Project Series A Collaterized
			by USG Prerefunded 10/1/01 at 102
	1,210,000	1,210,000	Maple Grove MN Housing and Redevelopment Authority	5.55	2/1/2017		1,255,387	1,255,387
			Municipal Facility Lease Revenue ABMAC Insured
3,250,000		3,250,000	Metropolitan Council MN GO Minneapolis-St	6.00	12/1/2002	3,305,803		3,305,803
			Paul Metropolitan Area Series A
550,000		550,000	Minneapolis and St. Paul MN Housing and	7.38	8/15/2002	566,588		566,588
			Redevelopment Authority Health Care System
			HealthOne Obligated Group Project Series A MBIA Insured
2,000,000		2,000,000	Minneapolis and St. Paul MN Metropolitan	5.25	1/1/2013	2,037,340		2,037,340
			Airports Community Airport Revenue Series B AMBAC Insured
3,000,000		3,000,000	Minneapolis and St. Paul MN Metropolitan	5.50	1/1/2011	3,162,840		3,162,840
			Airports Community Airport Revenue Series B FGIC Insured
	2,400,000	2,400,000	Minneapolis and St. Paul MN Metropolitan				2,357,136	2,357,136
			Airports Community Airport Revenue Series A FGIC Insured	5.00	1/1/2022
	500,000	500,000	Minneapolis and St. Paul MN Housing and Redevelopment Authority	6.75	12/1/2013		500,815	500,815
			Health Care System Group Health Plan Incorporated Project
5,000,000		5,000,000	Minneapolis MN Community Development	7.13	9/1/2004	4,258,400		4,258,400
			Agency Tax Increment Revenue Capital Security
			Appreciation MBIA Insured
2,815,000		2,815,000	Minneapolis MN GO Sales Tax Revenue	6.05	4/1/2004	2,934,103		2,934,103

1,750,000	1,000,000	2,750,000	Minneapolis MN GO Sports Arena Project	5.13	10/1/2020	1,752,590	1,001,480	2,754,070
430,000		430,000	Minneapolis MN HFFA Revenue Abbott	6.50	12/1/2006	457,038		457,038
			Northwestern Hospital Incorporated Collateralized by USG
	500,000	500,000	Minneapolis MN HFFA Revenue Ebenezer Society Project Series A	7.20	7/1/2023		479,630	479,630
450,000		450,000	Minneapolis MN Hospital Revenue	7.00	12/1/2001	464,436		464,436
			Minneapolis Children's Medical Center Project
			Series C Collaterized by USG Prerefunded 6/1/01 at 102
575,000		575,000	Minneapolis MN Hospital Revenue	7.10	12/1/2002	593,682		593,682
			Minneapolis Children's Medical Center Project
			Series C Collaterized by USG Prerefunded 6/1/01 at 102
1,225,000		1,225,000	Minneapolis MN MFHR Churchill Project FHA Insured	6.95	10/1/2005	1,264,947		1,264,947
525,000		525,000	Minneapolis MN Revenue Walker Methodist	5.50	11/15/2012	470,736		470,736
			Senior Services Series A
310,000	750,000	1,060,000	Minneapolis MN Revenue Walker Methodist	5.88	11/15/2018	271,284	656,332	927,616
			Senior Services Series A
	570,000	570,000	Minneapolis MN Revenue Walker Methodist	6.00	11/15/2028		485,167	485,167
			Senior Services Series A
1,010,000		1,010,000	Minneapolis MN Special School District 1	5.75	2/1/2009	1,041,977		1,041,977
			UTGO Prerefunded 2/1/03 at 100
960,000	1,000,000	1,960,000	Minneapolis MN Special School District COP,	5.38	2/1/2017	980,621	1,021,480	2,002,101
			Series A MBIA Insured
2,000,000	2,750,000	4,750,000	Minnesota Agriculture and Economic Development	5.50	11/15/2017	2,060,740	2,833,518	4,894,258
			Board Health Care Revenue Fairview Hospital,
			Series A MBIA Insured
2,025,000		2,025,000	Minnesota Agriculture and Economic Development	5.88	11/15/2010	2,111,933		2,111,933
			Board Health Care System Revenue Series A
	2,000,000	2,000,000	Minnesota Agriculture and Economic Development	6.38	11/15/2022		2,056,700	2,056,700
			Board Health Care System Revenue Series A
2,750,000	150,000	2,900,000	Minnesota Agriculture and Economic Development	5.00	2/15/2019	2,683,258	146,360	2,829,618
			Revenue Benedictine Health Series A MBIA Insured
1,000,000		1,000,000	Minnesota HEFA College at St. Benedict Series 4T	5.13	3/1/2013	978,240		978,240
1,670,000	1,070,000	2,740,000	Minnesota Iron Range Resources and Rehabilitation Gross	7.25	10/1/2011	1,756,139	1,125,191	2,881,330
			Revenue Giants Ridge Recreational Area

1,500,000		1,500,000	Minnesota Iron Range Resources and Rehabilitation Gross	7.25	11/1/2016	1,512,825		1,512,825
			Revenue Giants Ridge Recreational Area
	1,500,000	1,500,000	Minnesota Iron Range Resources and	7.50	11/1/2025		1,511,475	1,511,475
			Rehabilitation Gross Revenue Giants Ridge Recreational Area
1,000,000		1,000,000	Minnesota Public Facilities Authority Water PCR	5.00	3/1/2016	1,004,670		1,004,670
1,960,000		1,960,000	Minnesota Public Facilities Authority Water	6.50	3/1/2014	2,051,650		2,051,650
			PCR Series A Prerefunded 3/1/02 at 100
750,000		750,000	Minnesota Public Facilities Authority Water	6.25	3/1/2015	809,123		809,123
			PCR Series A Prerefunded 3/1/05 at 100
1,000,000		1,000,000	Minnesota State HEFA Revenue Carleton College Series 4N	5.00	11/1/2018	996,430		996,430
	1,250,000	1,250,000	Minnesota State HEFA Revenue College of St. Benedict Series 4T	5.35	3/1/2020		1,189,762	1,189,762
135,000		135,000	Minnesota State HEFA Revenue Hamline	6.20	6/1/2001	136,222		136,222
			University Series 3K Collateralized by USG
130,000		130,000	Minnesota State HEFA Revenue Hamline	6.30	6/1/2002	133,835		133,835
			University Series 3K Collateralized by USG
270,000		270,000	Minnesota State HEFA Revenue Hamline	6.40	6/1/2003	278,143		278,143
			University Series 3K Collateralized by USG
			Prerefunded 6/1/02 and 100
240,000		240,000	Minnesota State HEFA Revenue Hamline University Series 3K	6.50	6/1/2004	247,567		247,567
			Collateralized by USG Prerefunded 6/1/02 and 100
250,000		250,000	Minnesota State HEFA Revenue Hamline	6.60	6/1/2007	258,225		258,225
			University Series 3K Collateralized by USG
			Prerefunded 6/1/02 and 100
430,000		430,000	Minnesota State HEFA Revenue Macalester College Series 3J	6.10	3/1/2005	439,804		439,804
365,000		365,000	Minnesota State HEFA Revenue Northwest College Series 4Z	4.50	10/1/2005	354,930		354,930
420,000		420,000	Minnesota State HEFA Revenue Northwest College Series 4Z	4.75	10/1/2008	406,342		406,342
	600,000	600,000	Minnesota State HEFA Revenue Northwest College Series 4Z	5.20	10/1/2013		585,858	585,858
110,000		110,000	Minnesota State HEFA Revenue Northwestern College Series 4Z	4.88	10/1/2009	106,877		106,877
	365,000	365,000	Minnesota State HEFA Revenue Prerefunded BalanceSeries 3W	6.00	3/1/2007		383,743	383,743
150,000		150,000	Minnesota State HEFA Revenue St. Mary's College Series 3Q	5.70	10/1/2003	154,565		154,565
280,000		280,000	Minnesota State HEFA Revenue St. Mary's College Series 3Q	5.80	10/1/2004	291,197		291,197
295,000		295,000	Minnesota State HEFA Revenue St. Mary's College Series 3Q	5.90	10/1/2005	307,086		307,086
340,000		340,000	Minnesota State HEFA Revenue St. Mary's College Series 3Q	6.00	10/1/2008	353,189		353,189
	895,000	895,000	Minnesota State HEFA Revenue St. Mary's University Series 5E	6.75	3/1/2019		944,959	944,959
	135,000	135,000	Minnesota State HEFA Revenue Unrefunded Balance Series 3W	6.00	3/1/2007		140,268	140,268
480,000	320,000	800,000	Minnesota State HFA Housing Development Revenue	6.25	2/1/2020	480,662	320,442	801,104
	50,000	50,000	Minnesota State HFA Housing Development Revenue Series A	6.90	8/1/2012		51,929	51,929
	550,000	550,000	Minnesota State HFA Housing Development Revenue Series A	6.85	2/1/2007		561,880	561,880
	470,000	470,000	Minnesota State HFA Rental Housing Revenue Series B	6.25	8/1/2022		470,771	470,771
1,420,000	960,000	2,380,000	Minnesota State HFA Rental Housing	5.80	8/1/2011	1,460,924	987,667	2,448,591
			Revenue Series D MBIA Insured
600,000	400,000	1,000,000	Minnesota State HFA Rental Housing	5.90	8/1/2015	614,112	409,408	1,023,520
			Revenue Series D MBIA Insured
	910,000	910,000	Minnesota State HFA SFMR Remarketed 8/12/92	6.25	1/1/2015		943,488	943,488
	250,000	250,000	Minnesota State HFA SFMR Series A	5.75	7/1/2018		256,933	256,933
	1,500,000	1,500,000	Minnesota State HFA SFMR Series A	5.85	7/1/2020		1,542,045	1,542,045
45,000		45,000	Minnesota State HFA SFMR Series K	5.50	1/1/2003	45,905		45,905
1,000,000	2,000,000	3,000,000	Minnesota State HFA SFMR Series D AMBAC Insured	5.80	7/1/2021	1,015,210	2,030,420	3,045,630
165,000		165,000	Minnesota State HFA SFMR Series D2 Remarketed 3/24/93	5.60	1/1/2006	171,823		171,823
1,580,000		1,580,000	Minnetonka MN Independent School District 276 GO Series A	6.10	2/1/2002	1,614,460		1,614,460
1,000,000		1,000,000	Minnetonka MN Independent School District 276 GO Series A	6.30	2/1/2004	1,023,600		1,023,600
1,000,000		1,000,000	Minnetonka MN Independent School District 276 GO Series B	5.65	2/1/2010	1,072,230		1,072,230
	1,650,000	1,650,000	Minnetonka MN Independent School District 276 GO Series B	5.75	2/1/2022		1,726,016	1,726,016
505,000		505,000	Monticello-Big Lake MN Community Hospital	5.20	12/1/2009	466,004		466,004
			District Gross Revenue Health Care Revenue Series A
500,000		500,000	Monticello-Big Lake MN Community Hospital	5.30	12/1/2010	456,700		456,700
			District Gross Revenue Health Care Revenue Series A
725,000		725,000	Monticello-Big Lake MN Community Hospital	5.40	12/1/2011	659,895		659,895
			District Gross Revenue Health Care Revenue Series A
	825,000	825,000	Monticello-Big Lake MN Community Hospital	5.45	12/1/2012		743,828	743,828
			District Gross Revenue Health Care Revenue Series A
			Monticello-Big Lake MN Community Hospital
	500,000	500,000	District Gross Revenue Health Care Revenue	5.75	12/1/2019		512,950	512,950
			Series A Asset Guaranty Insured
500,000		500,000	Moorhead MN Public Utilities Revenue Series	5.75	11/1/2003	514,260		514,260
			A MBIA Insured Crossover Refunding 11/1/02 at 100
1,770,000		1,770,000	Moorhead MN Residential Mortgage Revenue	7.10	8/1/2011	1,997,764		1,997,764
1,040,000	1,000,000	2,040,000	Mounds View MN Independent School District 621	5.38	2/1/2019	1,067,238	1,026,190	2,093,428
			GO Series A
	560,000	560,000	Mountain Iron MN Housing and Redevelopment Authority Lease	6.25	10/1/2019		563,679	563,679
			Revenue Northeast Service Cooperative Project Series A
	1,000,000	1,000,000	New Hope MN Housing and Health Care Facilities Revenue	5.90	3/1/2019		879,360	879,360
			Minnesota Masonic Home North Ridge
	50,000	50,000	New Prague MN GO	6.50	2/1/2001		50,092	50,092
2,500,000		2,500,000	Northern Minnesota Municipal Power Agency	5.50	1/1/2008	2,668,900		2,668,900
			Electric Revenue FSA Insured
1,000,000	1,000,000	2,000,000	Northern Minnesota Municipal Power Agency	5.40	1/1/2015	1,040,290	1,040,290	2,080,580
			Electric System Revenue FSA Insured
1,000,000		1,000,000	Northern Minnesota Municipal Power Agency	5.30	1/1/2021	1,009,550		1,009,550
			Electric System Revenue FSA Insured
1,500,000		1,500,000	Northern Minnesota Municipal Power Agency	5.50	1/1/2018	1,523,115		1,523,115
			Electric System Revenue Series B AMBAC
			Insured
	1,020,000	1,020,000	Northern Minnesota Municipal Power Agency	4.75	1/1/2020		972,458	972,458
			Electric System Revenue Series B AMBAC
			Insured
400,000		400,000	Northfield MN Educational Facilities Revenue	6.05	10/1/2004	417,928		417,928
			St. Olaf College Project
105,000		105,000	Olmstead County MN Housing and	7.00	2/1/2006	105,273		105,273
			Redevelopment Authority Revenue
			Collateralized by USG Prerefunded 2/1/01 at 100
290,000		290,000	Olmstead County MN Housing and Redevelopment	7.00	2/1/2007	290,754		290,754
			Authority Revenue
			Collateralized by USG Prerefunded 2/1/01 at 100
300,000		300,000	Olmstead County MN Housing and	7.00	2/1/2008	300,780		300,780
			Redevelopment Authority Revenue
			Collateralized by USG Prerefunded 2/1/01 at 100
	500,000	500,000	Park Rapids MN Independent School District 309 GO	4.75	2/1/2017		487,460	487,460
500,000		500,000	Pine River MN HFFA Revenue Evan Lutheran	6.40	8/1/2015	509,725		509,725
			Good Samaritan Project
1,000,000		1,000,000	Ramsey County MN GO Capital Improvements Series C	5.50	12/1/2004	1,043,330		1,043,330
1,010,000		1,010,000	Red Wing MN PCR Northern States Power	5.70	5/1/2003	1,015,070		1,015,070
			Company MBIA-IBC Insured
	115,000	115,000	Red Wing MN HFFA Revenue River Region Boligated	6.35	9/1/2007		124,621	124,621
			Group Series 1993 B
	300,000	300,000	Robinsdale MN EDA Housing Development Gross Revenue	6.63	1/1/2019		291,867	291,867
			Senior Housing Project Series A
1,095,000	1,100,000	2,195,000	Robbinsdale MN Independent School District 281 GO	5.60	2/1/2018	1,143,257	1,148,477	2,291,734
	1,000,000	1,000,000	Rochester MN HFFA Revenue Mayo Foundation Project Series A	5.50	11/15/2027		1,014,640	1,014,640
	1,000,000	1,000,000	Rochester MN HFFA Revenue Mayo Medical Center Series E	6.25	11/15/2021		1,042,130	1,042,130
2,285,000		2,285,000	Rochester MN HFFA Revenue Mayo	5.80	11/15/2007	2,474,358		2,474,358
			Foundation/ Mayo Medical Center Series I
1,185,000		1,185,000	Rochester MN HFFA Revenue Mayo	5.88	11/15/2008	1,296,935		1,296,935
			Foundation/ Mayo Medical Center Series I
1,650,000		1,650,000	Rochester MN HFFA Revenue Mayo	5.90	11/15/2009	1,818,713		1,818,713
			Foundation/ Mayo Medical Center Series I
1,500,000		1,500,000	Rochester MN HFFA Revenue Mayo	5.90	11/15/2010	1,659,585		1,659,585
			Foundation/ Mayo Medical Center Series I
2,000,000		2,000,000	Rosemount MN Independent School District 196	5.55	4/1/2009	1,367,320		1,367,320
			GO Capital Appreciation Series A
3,000,000		3,000,000	Rosemount MN Independent School District 196	5.60	4/1/2010	1,951,560		1,951,560
			GO Capital Appreciation Series A
2,000,000		2,000,000	Rosemount MN Independent School District 196	5.50	4/1/2011	1,230,840		1,230,840
			GO Capital Appreciation Series A
2,100,000		2,100,000	Seaway Port Authority Duluth MN Industrial	6.80	5/1/2012	2,190,846		2,190,846
			Development Dock and Wharf Cargil Incorporated
			Revenue Series B
1,750,000		1,750,000	Southern Minnesota Municipal Power Agency	5.00	1/1/2012	1,764,508		1,764,508
			Power Supply System Revenue Series A

1,905,000		1,905,000	Southern Minnesota Municipal Power Agency	5.00	1/1/2009	1,940,947		1,940,947
			Power Supply System Revenue Series A AMBAC-TCRS Insured
10,000,000		10,000,000	Southern Minnesota Municipal Power Agency	6.70	1/1/2024	2,935,200		2,935,200
			Power Supply System Revenue Series A MBIA Insured
545,000		545,000	Southern Minnesota Municipal Power Agency	5.50	1/1/2003	559,334		559,334
			Power Supply System Revenue Series A Refunded Balance
955,000		955,000	Southern Minnesota Municipal Power Agency	5.50	1/1/2003	977,166		977,166
			Power Supply System Revenue Series A Unrefunded Balance
1,000,000		1,000,000	Southern Minnesota Municipal Power Agency	5.80	1/1/2007	1,043,350		1,043,350
			Power Supply System Revenue Series B Unrefunded Balance
1,000,000		1,000,000	Southern Minnesota Municipal Power Agency	5.80	1/1/2007	1,045,310		1,045,310
			Power Supply System Revenue Series B Unrefunded Balance
4,790,000		4,790,000	Southern Minnesota Municipal Power Agency	6.66	1/1/2020	1,765,881		1,765,881
			Power Supply System Revenue Capital
			Appreciation Series A MBIA Insured
	2,000,000	2,000,000	Southern Minnesota Municipal Power Agency Power Supply	5.04	1/1/2021		694,180	694,180
			System Revenue MBIA Insured
	6,745,000	6,745,000	Southern Minnesota Municipal Power Agency Power Supply	5.79	1/1/2024		1,979,792	1,979,792
			System Revenue Series A MBIA Insured
125,000		125,000	Spring Park MN HFFA Revenue Twin Birch	8.00	8/1/2001	127,786		127,786
			Health Care Center Project
135,000		135,000	Spring Park MN HFFA Revenue Twin Birch	8.10	8/1/2002	140,770		140,770
			Health Care Center Project
145,000		145,000	Spring Park MN HFFA Revenue Twin Birch	8.10	8/1/2003	151,197		151,197
			Health Care Center Project
170,000		170,000	St. Anthony MN MFHR Autumn	6.25	7/1/2001	171,420		171,420
			Woods Project Asset Guaranty Insurance Company LOC
180,000		180,000	St. Anthony MN MFHR Autumn	6.40	7/1/2002	184,239		184,239
			Woods Project Asset Guaranty Insurance Co. LOC
190,000		190,000	St. Anthony MN MFHR Autumn	6.50	7/1/2003	197,131		197,131
			Woods Project Asset Guaranty Insurance Company LOC
175,000		175,000	St. Anthony MN MFHR Autumn	6.60	7/1/2004	182,417		182,417
			Woods Project Asset Guaranty Insurance Company LOC
	400,000	400,000	St. Cloud MN COP	5.90	12/1/2017		405,424	405,424
180,000		180,000	St. Cloud MN COP Municipal Athletic Complex	5.20	12/1/2005	181,624		181,624
185,000		185,000	St. Cloud MN COP Municipal Athletic Complex	5.30	12/1/2006	187,115		187,115
100,000		100,000	St. Cloud MN COP Municipal Athletic Complex	5.38	12/1/2007	101,244		101,244
2,000,000		2,000,000	St. Cloud MN GO Inverse Floaters Crossover	7.67	8/1/2013	2,060,000		2,060,000
			Refunding 2/1/02 at 100
1,725,000		1,725,000	St. Cloud MN Health Care Revenue St Cloud	5.38	5/1/2011	1,833,899		1,833,899
			Hospital Obligation Group Series A FSA LOC

	4,000,000	4,000,000	St. Cloud MN HFFA Revenue St. Cloud Hospital Obligation Group	5.75	5/1/2026		4,185,560	4,185,560
			Project Series A Wells Fargo Bank MN LOC
1,335,000		1,335,000	St. Cloud MN Hospital Facilities Revenue St	5.75	5/1/2010	1,461,011		1,461,011
			Cloud Hospital Series A
1,000,000		1,000,000	St. Cloud MN Law Enforcement Center Revenue	6.20	2/1/2005	1,001,860		1,001,860
465,000		465,000	St. Louis Park MN Commercial Development	7.00	6/1/2006	467,920		467,920
			Revenue G and N LP Project
2,025,000		2,025,000	St. Louis Park MN Independent School District 283	5.45	2/1/2013	2,128,903		2,128,903
			GO School District Credit Program LOC
1,000,000		1,000,000	St. Louis Park MN Independent School District 283	5.90	2/1/2003	1,001,590		1,001,590
			GO Series B Crossover Refunding 2/1/01 at 100
2,565,000		2,565,000	St. Paul MN Housing and Redevelopment	8.00	3/1/2012	2,678,989		2,678,989
			Authority Distribution Cooling Revenue Series C
	2,500,000	2,500,000	St. Paul MN Housing and Redevelopment Authority Commercial	5.75	5/1/2026		2,511,825	2,511,825
			Development Revenue Academy and Summit School Project
50,000		50,000	St. Paul MN Housing and Redevelopment	6.50	6/1/2001	50,452		50,452
			Authority Revenue Amherst H. Wilder Foundation
1,000,000		1,000,000	St. Paul MN Housing and Redevelopment	5.25	5/15/2018	864,340		864,340
			Authority Health Care Revenue Regions Hospital Project
1,000,000		1,000,000	St. Paul MN Housing and Redevelopment	5.30	5/15/2028	828,600		828,600
			Authority Health Care Revenue Regions Hospital Project
400,000		400,000	St. Paul MN Housing and Redevelopment	8.30	11/1/2004	403,828		403,828
			Authority Heating Revenue Cogeneration Facilities Project
435,000	415,000	850,000	St. Paul MN Housing and Redevelopment Authority SFMR	6.25	9/1/2014	459,760	438,622	898,382
			FNMA Mortgage Backed Securities Program FNMA
			Insured Mandatory Redemption 3/1/07 at 100
170,000		170,000	St. Paul MN Independent School District 625 COP Series B	5.70	2/1/2002	172,829		172,829
195,000		195,000	St. Paul MN Independent School District 625 COP Series B	5.90	2/1/2004	201,063		201,063
215,000		215,000	St. Paul MN Independent School District 625 COP Series B	6.10	2/1/2006	221,732		221,732
230,000		230,000	St. Paul MN Independent School District 625 COP Series B	6.20	2/1/2007	237,654		237,654
245,000		245,000	St. Paul MN Independent School District 625 COP Series B	6.25	2/1/2008	253,644		253,644
260,000		260,000	St. Paul MN Independent School District 625 COP Series B	6.30	2/1/2009	269,428		269,428
1,050,000		1,050,000	St. Paul MN Independent School District 625 GO Series B	5.70	2/1/2009	1,100,925		1,100,925
580,000		580,000	St. Paul MN Independent School District 625 GO Series B	5.80	2/1/2011	610,235		610,235
600,000		600,000	St. Paul MN Independent School District 625	6.10	2/1/2003	601,074		601,074
			GO Series B Prerefunded 2/1/01 at 100
625,000		625,000	St. Paul MN Independent School District 625	6.20	2/1/2004	626,175		626,175
			GO Series B Prerefunded 2/1/01 at 100
1,000,000		1,000,000	University of Minnesota Educational Facilities	5.75	7/1/2011	1,106,380		1,106,380
			Revenue Series A
1,795,000	1,000,000	2,795,000	University of Minnesota Educational Facilities	5.75	7/1/2017	1,983,547	1,105,040	3,088,587
			Revenue Series A
1,000,000		1,000,000	University of Minnesota Educational Facilities	5.75	7/1/2018	1,102,860		1,102,860
			Revenue Series A
3,750,000	5,535,000	9,285,000	University of Minnesota Educational Facilities	5.50	7/1/2021	4,003,763	5,909,553	9,913,316
			Revenue Series A
200,000		200,000	Vadnais Heights MN SFMR	5.25	11/1/2002	202,018		202,018
	200,000	200,000	Vadnais Heights MN SFMR	6.00	11/1/2003		206,288	206,288
235,000		235,000	Waconia MN GO	6.00	6/1/2006	242,395		242,395
	245,000	245,000	Waconia MN GO	6.00	6/1/2007		252,710	252,710
	500,000	500,000	Waconia MN Housing and Redevelopment Authority Revenue	5.85	6/1/2006		506,370	506,370
		0	The Evangelical Lutheran Project Series A					0
1,000,000		1,000,000	Washington County MN Housing and Redevelopment	7.00	2/1/2006	1,031,200		1,031,200
			Authority Jail Facilities Revenue Prerefunded 2/1/02 at 100
940,000		940,000	Washington County MN Housing and	7.00	2/1/2007	969,328		969,328
			Redevelopment Authority Jail Facilities Revenue
			Prefunded 2/1/02 at 100
360,000		360,000	Washington County MN Housing and	6.60	12/1/2002	376,186		376,186
			Redevelopment Authority Lease Revenue Independent School
			District 833 South Washington Prerefunded 12/1/02 at 100
380,000		380,000	Washington County MN Housing and Redevelopment Authority	6.75	12/1/2003	398,130		398,130
			Lease Revenue Independent School District 833 South
			Washington Prerefunded 12/1/02 and 100
410,000		410,000	Washington County MN Housing and Redevelopment Authority	6.90	12/1/2004	430,639		430,639
			Lease Revenue Independent School District 833 South
			Washington Prerefunded 12/1/02 at 100
435,000		435,000	Washington County MN Housing and Redevelopment Authority	7.00	12/1/2005	457,659		457,659
			Lease Revenue Independent School District 833 South
			Washington Prerefunded 12/1/02 at 100
465,000		465,000	Washington County MN Housing and Redevelopment Authority	7.00	12/1/2006	489,222		489,222
			Lease Revenue Independent School District 833 South
			Washington Prerefunded 12/1/02 at 100
1,000,000		1,000,000	Wayzata MN Independent School District 284 GO Series B	5.85	2/1/2010	1,047,880		1,047,880
1,950,000		1,950,000	Wayzata MN Independent School District 284 GO Series B	6.00	2/1/2016	2,079,773		2,079,773
1,000,000		1,000,000	West St. Paul MN Independent School District 197	5.60	2/1/2006	790,730		790,730
			GO Capital Appreciation School Building Project MBIA Insured
1,450,000		1,450,000	Western Minnesota Municipal Power Agency	6.13	1/1/2016	1,451,146		1,451,146
			Power Revenue Series A
2,660,000		2,660,000	Western Minnesota Municipal Power Agency	6.38	1/1/2016	2,937,518		2,937,518
			Revenue Series 1977A Escrowed to Maturity
225,000		225,000	Wright County MN GO Series B	5.80	2/1/2004	232,151		232,151
100,000		100,000	Wright County MN GO Series B	5.90	2/1/2005	103,297		103,297

			Total Minnesota Municipal Bonds			177,671,138	73,850,872	251,522,010

400,000	400,000	Cottage Grove MN Environmental Control	4.97	8/1/2012	400,000		400,000
		Revenue Minnesota Mining and Manufacturing LOC
400,000	400,000	Duluth MN EDA Health Care Facilities	5.00	6/1/2019	400,000		400,000
		Revenue Miller Dwan Medical Center Project LOC
1,000,000	1,000,000	Golden Valley MN IDA Revenue Unicare	4.95	9/1/2014	1,000,000		1,000,000
		Homes Project LOC
52,969	52,969	Wells Fargo National Tax-Free Money Market			52,969	348,519	401,488

		Total Short-Term Investments			1,852,969	348,519	2,201,488

		TOTAL INVESTMENTS, at MARKET			$ 179,524,107	$ 74,199,391	$ 253,723,498
		TOTAL INVESTMENTS, at COST			$ 173,415,633	$ 72,079,221	$ 245,494,854

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2000 (Unaudited)
($000's)

	Wells Fargo Limited Term Government Fund	Wells Fargo Variable Rate Government Fund	Pro Forma Adjustments		Pro Forma Combined

ASSETS
Investments:
In securities, at market value (see cost below)	$ 150,771,258	$ 61,374,497			$ 212,145,755
Cash	0	5,052			5,052
Collateral for securities loaned	12,066,080	0			12,066,080
Receivables:
Interest and other receivables	1,503,974	626,855			2,130,829
Fund shares sold	26,324	0			26,324
Prepaid expenses and other assets	28,628	24,852			53,480
Total Assets	164,396,264	62,031,256			226,427,520
LIABILITIES
Payables:
Payable for securities loaned	12,066,080	0			12,066,080
Dividends payable	461,829	252,348			714,177
Fund shares redeemed	469,309	20,417			489,726
Due to advisor and affiliates	69,490	32,176			101,666
Payable to other related parties	22,089	0			22,089
Accrued expenses and other liabilities	306,500	135,830			442,330
Total Liabilities	13,395,297	440,771			13,836,068
TOTAL NET ASSETS	$ 151,000,967	$ 61,590,485			$ 212,591,452

Net assets consist of:
Paid-in capital	$ 170,427,320	$ 194,282,385			$ 364,709,705
Undistributed net investment income (loss)	(2,040)	-			(2,040)
Undistributed net realized gain (loss)
on investments	(20,116,583)	(132,075,910)			(152,192,493)
Net unrealized appreciation (depreciation)
of investments	692,270	(615,990)			76,280
TOTAL NET ASSETS	$ 151,000,967	$ 61,590,485			$ 212,591,452

COMPUTATION OF NET ASSET VALUE
AND OFFERING PRICE PER SHARE
Net assets - Class A	$ 28,545,855	$ 61,590,485			$ 90,136,340
Shares outstanding - Class A	2,938,941	6,842,000	(499,005)	(1)	9,281,936

Net asset value per share - Class A	$ 9.71	$ 9.00	$ 9.71
Maximum offering price per share - Class A	$ 10.17	$ 9.42	$ 10.17
Net assets - Class B	$ 8,832,053	N/A	$ 8,832,053
Shares outstanding - Class B	909,169	N/A	909,169
Net asset value and offering price per
share - Class B	$ 9.71	N/A	$ 9.71
Net assets - Institutional Class	$ 113,623,059	N/A	$ 113,623,059
Shares outstanding - Institutional Class	11,921,663	N/A	11,921,663
Net asset value and offering price per
share - Institutional Class	$ 9.53	N/A	$ 9.53

INVESTMENTS AT COST	$ 150,078,988	$ 61,990,487	$ 212,069,475
(1) Share adjustments based on surviving Fund NAV.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO FUNDS - LIMITED TERM GOVERNMENT FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended November 30, 2000 (Unaudited)
($000's)
	Wells Fargo Limited Term Government Fund	Wells Fargo Variable Rate Government Fund	Pro Forma Adjustments		Pro Forma Combined

INVESTMENT INCOME
Interest	$ 11,221,568	$ 4,479,896			15,701,464
Securities lending income	22,194	2,915			25,109
Total Investment Income	11,243,762	4,482,811			15,726,573

EXPENSES
Advisory fees	831,719	364,174	0	(1)	1,195,893
Administration fees	250,218	92,755	0	(1)	342,973
Custody fees	66,708	6,563	(25,789)	(1)	47,482
Shareholder servicing fees	85,224	182,086	0	(1)	267,310
Portfolio accounting fees	51,453	43,196	(23,426)	(1)	71,223
Transfer agency fees	87,340	8,053	28,944	(1)	124,337
Distribution fees	67,611	-	0	(1)	67,611
Legal and audit fees	40,671	24,792	(14,624)	(1)	50,839
Registration fees	54,233	2,784	(2,784)	(1)	54,233
Directors' fees	6,639	5,648	(5,648)	(1)	6,639
Shareholder reports	30,419	16,887	(4,002)	(1)	43,304
Other	3,863	8,406	(6,770)	(1)	5,499
Total Expenses	1,576,098	755,344	(54,099)		2,277,343
Less:
Waived fees and reimbursed expenses fees	(277,867)	(209,473)	200,363	(1)	(286,977)
Net expenses	1,298,231	545,871	146,264		1,990,366
NET INVESTMENT INCOME (LOSS)	9,945,531	3,936,940	(146,264)		13,736,207

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain (loss) on sale of investments	(2,681,495)	14,377,419
11,695,924

Net change in unrealized appreciation
or depreciation of investments	4,536,767	1,057,767			5,594,534
Net Gain (Loss) on Investments	1,855,272	15,435,186			17,290,458
NET INCREASE(DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$ 11,800,803	$ 19,372,126	(146,264)		$ 31,026,665

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

The accompanying notes are an integral part of these Financial Statements.

WELLS FARGO LIMITED TERM GOVERNMENT FUND
WELLS FARGO VARIABLE RATE GOVERNMENT FUND
Combined Pro Forma Schedules of Investments
As of November 30, 2000

	Par Value						Market Value
Wells Fargo	Wells Fargo					Wells Fargo	Wells Fargo
Limited Term	Variable Rate	Pro Forma				Limited Term	Variable Rate	Pro Forma
Government Fund	Government Fund	Combined				Government Fund	Government Fund	Combined

				Interest	Maturity
			Security Name	Rate	Date
			ASSET BACKED SECURITIES
1,000,000		1,000,000	Fleet Credit Card Master Trust Series 1996-A	6.00%	11/15/2005	$ 995,110		$ 995,110
			Class A1
2,450,000		2,450,000	Premier Auto Trust Series 1999-3	6.27	4/8/2003	2,445,884		2,445,884

			Class A3			3,440,994		3,440,994

			COLLATERALIZED MORTGAGE OBLIGATIONS

1,762,570		1,762,570	Enterprise Mortgage Acceptance Company Series	6.42	9/15/2008	1,740,168		1,740,168
			1991-1 Class A1
						1,740,168		1,740,168

			CORPORATE BONDS AND NOTES
			AUTOMOTIVE REPAIR SERVICES AND PARKING
685,000		685,000	Hertz Corporation	6.50	5/15/2006	656,627		656,627

			COMMUNICATIONS
500,000		500,000	AT&T Capital Corporation	6.25	5/15/2001	498,979		498,979
1,000,000		1,000,000	Nynex Credit Company	6.25	6/13/2002	994,869		994,869
2,500,000		2,500,000	WorldCom Incorporated	6.13	8/15/2001	2,487,080		2,487,080

						3,980,928		3,980,928
			DEPOSITORY INSTITUTIONS
250,000		250,000	Bankamerica Corporation	8.38	3/15/2002	254,152		254,152

			ELECTRIC GAS AND SANITARY SERVICES
500,000		500,000	Public Service Electric and Gas Company Series BB	9.13	7/1/2005	540,201		540,201

			PRINTING PUBLISHING AND ALLIED INDUSTRIES
500,000		500,000	News America Incorporated	6.70	5/21/2004	489,328		489,328

						5,921,236		5,921,236

			U.S. GOVERNMENT AGENCY SECURITIES
			FEDERAL HOME LOAN BANK
10,000,000		10,000,000	FHLB	7.25	5/15/2002	10,144,110		10,144,110
8,000,000		8,000,000	FHLB	7.00	2/14/2003	8,135,192		8,135,192

						18,279,302		18,279,302
			FEDERAL HOME LOAN MORTGAGE CORPORATION
5,000,000		5,000,000	FHLMC	7.00	2/15/2003	5,084,570		5,084,570
5,000,000		5,000,000	FHLMC	7.38	5/15/2003	5,133,500		5,133,500
2,000,000		2,000,000	FHLMC	7.00	7/15/2005	2,058,290		2,058,290
2,500,000		2,500,000	FHLMC	7.00	3/15/2010	2,596,645		2,596,645
5,196,722		5,196,722	FHLMC No. 00894	6.50	12/1/2029	5,057,040		5,057,040
4,927,846		4,927,846	FHLMC No. C01034	8.00	8/1/1930	5,032,661		5,032,661
	3,682,809	3,682,809	FHLMC No. 610303	8.08	4/1/2018		3,712,420	3,712,420
	1,598,517	1,598,517	FHLMC No. 840118	8.49	9/1/2018		1,642,636	1,642,636
	7,497	7,497	FHLMC No. 845410	8.61	7/1/2023		7,617	7,617
	3,569	3,569	FHLMC No. 845613	8.01	1/1/2024		3,674	3,674
	6,028,055	6,028,055	FHLMC No. 846150	8.30	4/1/2021		6,163,927	6,163,927
	4,154,987	4,154,987	FHLMC No. 846602	8.03	4/1/2027		4,225,247	4,225,247
	1,155,204	1,155,204	FHLMC Series 1534 Class PF	7.90	6/15/2023		1,144,599	1,144,599

						24,962,706	16,900,120	41,862,826
			FEDERAL NATIONAL MORTGAGE ASSOCIATION
2,000,000		2,000,000	FNMA	6.69	8/7/2001	2,004,412		2,004,412
3,533		3,533	FNMA	8.25	4/25/2023	3,817		3,817
	4,584,445	4,584,445	FNMA No. 136014	5.85	5/1/2018		4,535,758	4,535,758
2,193,762		2,193,762	FNMA No. 313644	7.00	8/1/2027	2,172,504		2,172,504
	6,089,546	6,089,546	FNMA No. 323186	8.32	9/1/2025		6,250,067	6,250,067
	3,673,685	3,673,685	FNMA No. 323382	8.10	8/1/2027		3,757,629	3,757,629
3,887,752		3,887,752	FNMA No. 401770	6.50	10/1/2027	3,778,428		3,778,428
3,502,911		3,502,911	FNMA No. 454390	6.00	12/1/2028	3,327,765		3,327,765
4,699,799		4,699,799	FNMA No. 524356	7.50	12/1/2029	4,732,133		4,732,133
4,722,380		4,722,380	FNMA No. 525817	7.50	12/1/2029	4,754,870		4,754,870

5,000,001		5,000,001	FNMA No. 535300	6.50	5/1/1930	4,860,980		4,860,980
	5,677,937	5,677,937	FNMA No. 57733	6.79	2/1/2017		5,630,640	5,630,640
	2,281,210	2,281,210	FNMA No. 57775	6.76	5/1/2018		2,268,344	2,268,344
	6,933,854	6,933,854	FNMA No. 66397	6.84	3/1/2018		6,876,095	6,876,095
	7,191,319	7,191,319	FNMA Series 1999-31 Class F	7.22	5/25/2028		7,020,331	7,020,331

						25,634,909	36,338,864	61,973,773
			GNMA
	4,605,366	4,605,366	GNMA No. 8076	7.13	11/20/2022		4,659,616	4,659,616
86,901		86,901	GNMA No. 157247	9.50	5/20/2016	89,264		89,264
1,619,547		1,619,547	GNMA No. 22036	8.00	7/20/2025	1,647,889		1,647,889
793,744		793,744	GNMA No. 417389	7.00	5/15/2026	790,021		790,021
1,025,045		1,025,045	GNMA No. 423779	7.00	5/15/2026	1,020,238		1,020,238
4,907,027		4,907,027	GNMA No. 434661	7.50	1/15/1930	4,961,799		4,961,799
1,697,615		1,697,615	GNMA No.455464	7.50	8/15/2027	1,716,187		1,716,187
2,730,539		2,730,539	GNMA No. 491192	7.00	2/15/2029	2,717,732		2,717,732
5,000,000		5,000,000	GNMA No. 543703	7.00	11/15/1930	4,977,150		4,977,150

						17,920,280	4,659,616	22,579,896
			TENNESSEE VALLEY AUTHORITY
2,000,000		2,000,000	TVA	6.50	8/20/2001	1,998,736		1,998,736

			TOTAL U.S. GOVERNMENT AGENCIES			61,162,288	21,559,736	82,722,024

			U.S. TREASURY SECURITIES
			U.S. TREASURY NOTES
50,000		50,000	U.S. Treasury Notes	6.38	3/31/2001	50,003		50,003
3,000,000		3,000,000	U.S. Treasury Notes	6.25	1/31/2002	3,008,829		3,008,829
500,000		500,000	U.S. Treasury Notes	6.63	3/31/2002	504,508		504,508
6,000,000		6,000,000	U.S. Treasury Notes	7.50	5/15/2002	6,139,062		6,139,062
	2,500,000	2,500,000	U.S. Treasury Notes	6.00	9/30/2002		2,514,897	2,514,897
3,000,000		3,000,000	U.S. Treasury Notes	6.25	2/15/2003	3,038,280		3,038,280
500,000		500,000	U.S. Treasury Notes	5.75	8/15/2003	502,500		502,500
6,000,000		6,000,000	U.S. Treasury Notes	7.25	5/15/2004	6,314,658		6,314,658
2,000,000		2,000,000	U.S. Treasury Notes	6.00	8/15/2004	2,030,578		2,030,578
300,000		300,000	U.S. Treasury Notes	7.25	8/15/2004	317,032		317,032
6,000,000		6,000,000	U.S. Treasury Notes	7.88	11/15/2004	6,486,564		6,486,564
1,000,000		1,000,000	U.S. Treasury Notes	6.75	5/15/2005	1,049,306		1,049,306
500,000		500,000	U.S. Treasury Notes	6.50	8/15/2005	520,620		520,620
3,000,000		3,000,000	U.S. Treasury Notes	10.75	8/15/2005	3,638,814		3,638,814
6,000,000		6,000,000	U.S. Treasury Notes	7.00	7/15/2006	6,425,070		6,425,070
4,000,000		4,000,000	U.S. Treasury Notes	6.63	5/15/2007	4,243,192		4,243,192
4,000,000		4,000,000	U.S. Treasury Notes	5.75	8/15/2010	4,088,752		4,088,752

			TOTAL U.S. TREASURY SECURITIES			48,357,768	2,514,897	50,872,665

			SHORT-TERM INVESTMENTS

2,515,159	961,000	3,476,159	Wells Fargo Government Money Market Fund	6.48	12/1/2000	2,515,159	961,000	3,476,159

			TOTAL SHORT-TERM INVESTMENTS			2,515,159	961,000	3,476,159

			TOTAL INVESTMENTS, AT MARKET VALUE			150,771,258	61,374,497	212,145,755
			TOTAL INVESTMENTS, AT COST			150,078,988	61,990,487	212,069,475

The accompanying endnotes are an integral part of these Financial Statements.

Wells Fargo Funds

Notes to Pro Forma Financial Statements (Unaudited)

1.) Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the accounts of certain funds within the Wells Fargo Funds Trust ("Wells Fargo Funds") as of, and for the periods specified in the statements. These pro forma statements have been derived from the annual and semi-annual reports of the Wells Fargo Funds.

Wells Fargo Funds Management, LLC has agreed to pay all expenses of the reorganization so Wells Fargo Funds shareholders will not bear these costs.

The pro forma statements give effect to the proposed transfer of assets and liabilities for the following fund mergers:

Merging Wells Fund Surviving Wells Fund

Minnesota Intermediate Tax Free Fund Minnesota Tax Free Fund

Variable Rate Government Fund Limited Term Government Fund

Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity. The pro forma statements have been prepared utilizing proposed fee data and historical data of the respective Wells Fargo Funds.

The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of Wells Fargo Funds.

Pro forma adjusted annual investment advisory fee rates used were .40% for the Minnesota Tax Free Fund and .50% for the Limited Term Government Fund.

Pro forma adjusted administration fees were computed based on the annual rate of .15% of average daily net assets of the funds.

Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

Pro forma adjusted custody fees were computed based on an annual rate of .02% of average daily net assets.

Pro forma adjusted shareholder servicing fees were computed based on an annual rate of .25% for Class A and Class B average daily net assets.

Pro forma distribution fees were computed based on an annual rate of .75% of Class B and Class C average daily net assets.

The pro forma adjustments to portfolio accounting and directors’ fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.) Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses.

3.) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2. Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act or other applicable laws, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including:

(i) against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof

(ii) As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(c) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract;

(d) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. EXHIBITS.

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number
Description

(1)
Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed on December 17, 1999.

(2)
Not applicable

(3)
Not Applicable.

(4)
Form of Agreement and Plan of Reorganization, filed herewith.

(5)
Not Applicable.

(6)(a)

Investment Advisory Agreement between the Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(b)
Sub-Advisory Agreement with Barclays Global Fund Advisors is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(6)(c)
Sub-Advisory Agreement with Dresdner RCM Global Investors LLC is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(d)
Sub-Advisory Agreement with Galliard Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(e)
Sub-Advisory Agreement with Peregrine Capital Management, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(f)
Sub-Advisory Agreement with Schroder Investment Management North America, Inc. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(g)
Sub-Advisory Agreement with Smith Asset Management Group, L.P. is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

(6)(h)

Sub-Advisory Agreement with Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(7)
Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(8)
Not Applicable.

(9)(a)

Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(9)(b)

Custody Agreement between Registrant and Barclays Global Investors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(10)

Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(11)
Opinion and Consent of Counsel – Morrison & Foerster LLP, filed herewith.

(12)
See Item 17(3) of this Part C.

(13)(a)

Fee and Expense Agreement between Registrant and Wells Fargo Funds Management, LLC dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

13(b)

Administration Agreement between Registrant and Wells Fargo Funds Management, LLC, dated March 1, 2001, is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001.

13(c)

Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

(14)(a)

Consent of Independent Auditors of Wells Fargo Funds Trust – KPMG LLP to the use of the reports dated November 3, 2000 for the Wells Fargo Disciplined Growth Fund and Wells Fargo Equity Income Fund, dated August 7, 2000 for the Wells Fargo Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund and July 10, 2000 for the Wells Fargo Variable Rate Government Fund and the Wells Fargo Intermediate Government Income Fund.

(15)
Not Applicable.

(16)
Powers of Attorney, are incorporated by reference to the Registrant’s Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253).

(17)
Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 15th day of June, 2001

WELLS FARGO FUNDS TRUST

By:      /s/ Christopher Bellonzi

Christopher Bellonzi

Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 15th day of June, 2001.

SIGNATURES	TITLE
Michael J. Hogan*	President and/or Principal Executive Officer
Karla M. Rabusch*	Treasurer and/or Principal Financial Officer
A Majority of the Trustees*
Robert C. Brown	Trustee
Thomas S. Goho	Trustee
Peter G. Gordon	Trustee
W. Rodney Hughes	Trustee
Richard M. Leach	Trustee
J. Tucker Morse	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee

*By:   /s/  Christopher Bellonzi

Christopher Bellonzi

(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description
4
Form of Agreement and Plan of Reorganization.
11
Opinion and Consent of Counsel – Morrison & Foerster LLP.
14(a)
Independent Auditors’ Consent – KPMG LLP.
17
Form of Proxy Ballot

Exhibit 4

WELLS FARGO FUNDS TRUST

FORM OF

AGREEMENT AND

PLAN OF

REORGANIZATION

Dated as of May 8, 2001

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this 8th day of May, 2001, by Wells Fargo Funds Trust ("Funds Trust"), a Delaware business trust, for itself and on behalf of its series listed in the Acquiring Funds column below (each an "Acquiring Fund") and on behalf of its series listed in the Target Funds column below (each a "Target Fund").

Target Funds	Acquiring Funds
Variable Rate Government Fund
Class A

Limited Term Government Income Fund
Class A

Minnesota Intermediate Tax-Free Fund
Institutional Class

Minnesota Tax-Free Fund
Institutional Class

Disciplined Growth Fund
Institutional Class

Equity Income Fund
Institutional Class

WHEREAS, Funds Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the parties desire that each Acquiring Fund acquire the assets and assume the liabilities of the Target Fund listed opposite the Acquiring Fund ("Corresponding Target") in exchange for shares of equal value of the corresponding Acquiring Fund ("Corresponding Acquiring" and the distribution of the shares of the Corresponding Acquiring so received to the shareholders of the Corresponding Target in connection with the liquidation and termination of the Corresponding Target (each transaction between an Acquiring Fund and its Corresponding Target, a "Reorganization"); and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

Definitions.

The following terms shall have the following meanings:

1933 Act The Securities Act of 1933, as amended.

1934 Act	The Securities Exchange Act of 1934, as amended.

Acquiring Class…………….
The class of an Acquiring Fund’s shares that Funds Trust will issue to the shareholders of the Corresponding Target Class as set forth above.

Acquiring Fund Financial Statements………………….	The audited financial statements of each Acquiring Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquiring Fund for its most recently completed semi-annual period.

Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by a Fund and any deferred or prepaid expense shown as an asset on the Fund’s books.

Assets List	A list of securities and other Assets and Known Liabilities of or attributable to a Target Fund as of the date provided. In the case of a Target Fund that exists in a Portfolio, the Asset List shall set forth the list of securities and other Assets and known Liabilities of such Portfolio.

Closing Date	[October [ ], 2001, or such other dates as the parties may agree to in writing to effect the closing of a Reorganization.

Corresponding Target Class..	The Target share class set forth opposite an Acquiring Class in the chart on the first page of this Plan.

Core Trust	Wells Fargo Core Trust, a Delaware business trust.

Effective Time	9:00 a.m. Eastern Time on the first business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.

Fund	An Acquiring Fund or a Target Fund as the context requires.

HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.

Know, Known or Knowledge	Known after reasonable inquiry.

Liabilities	All liabilities of, allocated or attributable to, a Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration Statement

The Registration Statement of Funds Trust on Form N-14 under the 1940 Act that will register the shares of the Acquiring Funds to be issued in the Reorganizations and will include the proxy materials necessary for the shareholders of the Target Funds to approve the Reorganizations.

Material Agreements	The agreements set forth in Schedule A.

Portfolio	A series of Wells Fargo Core Trust.

Reorganization Documents	Such bills of sale, assignments, and other instruments of transfer as Funds Trust deems desirable for a Target Fund to transfer to an Acquiring Fund all right and title to and interest in the Corresponding Target’s Assets and Liabilities and for the Acquiring Fund to assume the Corresponding Target’s Assets and Liabilities.

Schedule A	Schedule A to this Plan as may be amended from time to time.

Target Financial Statements	The audited financial statements of each Target Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Target Fund for its most recently completed semi-annual period.

Valuation Time	The time on a Reorganization’s Closing Date, or on the business day immediately preceding the Closing Date if the Closing Date is not a business day, or such other time as the parties may agree to in writing, that Funds Trust determines the net asset value of the shares of the Acquiring Fund and determines the value of the Assets of or attributable to the Corresponding Target, net of known Liabilities. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be the time of day then set forth in the Acquiring Fund’s and Target Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2. Regulatory Filings.

(a) Funds Trust shall promptly prepare and file the N-14 Registration Statement with the SEC. Funds Trust also shall make any other required filings including, without limitation, filings with state or foreign securities regulatory authorities.

(b) The parties shall seek an order of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

3. Transfer of Target Fund Assets. Funds Trust shall take the following steps with respect to each Reorganization:

(a) On or prior to the Closing Date, Funds Trust shall endeavor to pay or make reasonable provision to pay out of the Target Fund’s Assets all of the Liabilities, expenses, costs and charges of or attributable to the Target Fund that are Known to Funds Trust and that are due and payable as of the Closing Date.

(b) At the Effective Time, Funds Trust shall assign, transfer, deliver and convey all of the Target Fund’s Assets to the Acquiring Fund on the bases described in Subsection 3(d) of this Plan. Funds Trust shall then accept the Target Fund’s Assets and assume the Target Fund’s Liabilities such that at and after the Effective Time (i) all of the Target Fund’s Assets at or after the Effective Time shall become and be the Assets of the Acquiring Fund and (ii) all of the Target Fund’s Liabilities at the Effective Time shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(c) Within a reasonable time prior to the Closing Date, each Target Fund shall provide, if requested, its Assets List to the Corresponding Acquiring. The Target Fund or any Portfolio in which the Target Fund invests may sell any investment on the Assets List prior to the Target Fund’s Valuation Time. After each Target Fund provides the Assets List, the Target Fund will notify the Corresponding Acquiring of its purchase or incurrence, or the purchase or incurrence by any Portfolio in which the Target Fund invests, of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, each Acquiring Fund will advise the Corresponding Target in writing of any investments shown on the Assets List that the Corresponding Acquiring has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Acquiring Fund. Upon request of an Acquiring Fund, the Corresponding Target will seek to dispose of, and a Corresponding Target that invests in a Portfolio will seek to cause such Portfolio to dispose of, any such investments prior to the Closing Date to the extent practicable and consistent with applicable legal requirements, including the Target Fund’s and, if applicable, the Portfolio’s investment objectives, policies and restrictions. In addition, if an Acquiring Fund determines that, as a result of the Reorganization, the Acquiring Fund would own an aggregate amount of an investment that would exceed a percentage limitation applicable to the Acquiring Fund, it will advise the Corresponding Target in writing of any such limitation and the Corresponding Target will seek to dispose of, and a Corresponding Target that invests in a Portfolio will seek to cause such Portfolio to dispose of, a sufficient amount of such investment as may be necessary to avoid exceeding the limitation as of the Effective Time, to the extent practicable and consistent with applicable legal requirements, including the Target Fund’s and, if applicable, the Portfolio’s investment objectives, policies and restrictions.

(d) Funds Trust shall assign, transfer, deliver and convey each Target Fund’s Assets to the corresponding Acquiring Fund at the Reorganization’s Effective Time on the following bases:

(1) In exchange for the transfer of the Assets, Funds Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. Funds Trust shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of known Liabilities attributable to the Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, Funds Trust shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of known Liabilities of the Corresponding Target Class. Because the Disciplined Growth Fund is a feeder fund that invests in a Portfolio, it will redeem its interest in the Portfolio in which it invests so as to receive redemption proceeds, in kind, on or prior to the Closing date. The redemption will be effectuated in kind by the Portfolio transferring portfolio securities to the Disciplined Growth Fund. The Disciplined Growth Fund will then transfer these portfolio securities to its Corresponding Acquiring, which is also a feeder fund, and the Corresponding Acquiring will simultaneously transfer those securities into its Portfolio.

(2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of known Liabilities, as of the Valuation Time substantially in accordance with Funds Trust current valuation procedures. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(3) Funds Trust shall cause its custodian to transfer the Target Fund’s Assets with good and marketable title to the account of the Corresponding Acquiring. Funds Trust shall cause its custodian to transfer all cash in the form of immediately available funds. Funds Trust shall cause its custodian to transfer any Assets that were not transferred to the Corresponding Acquiring’s account at the Effective Time to the Corresponding Acquiring’s account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds and Registration of Shares. Funds Trust also shall take the following steps for each Reorganization:

(a) At or as soon as reasonably practical after the Effective Time, Funds Trust shall dissolve and liquidate the Target Fund, and terminate the Target Fund as an authorized series of Funds Trust, in accordance with applicable law and its Declaration of Trust by transferring to shareholders of record of each Corresponding Target Class full and fractional shares of beneficial interest of the Acquiring Class equal in value to the shares of the Corresponding Target Class held by the shareholder. Each shareholder also shall have the right to receive any unpaid dividends or other distributions that Funds Trust declared with respect to the shareholder’s Corresponding Target Class shares before the Effective Time. Funds Trust shall record on its books the ownership by the shareholders of the respective Acquiring Fund shares; Funds Trust shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each Corresponding Target Class. Funds Trust shall issue certificates representing the Acquiring Fund shares only if such issuance is in accordance with the then current Acquiring Fund’s Declaration of Trust or prospectus; provided, however, that Funds Trust shall not issue certificates representing Acquiring Fund shares to replace certificates representing Target Fund shares unless the Target Fund share certificates are first surrendered to Funds Trust. Funds Trust shall wind up the affairs of the Target Fund. The winding-up of the affairs of a Target Fund shall not cause the affairs of any other Target Fund to wind-up.

(b) If a former Target Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, Funds Trust shall require the shareholder to (i) furnish Funds Trust an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares are outstanding in certificated form, deliver to Funds Trust the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of Funds Trust that such tax has been paid or does not apply.

5. Representations, Warranties and Agreements of Funds Trust. Funds Trust, on behalf of itself and, as appropriate, the Target Funds and the Acquiring Funds, represents and warrants to, and agrees with, the Corresponding Acquired and the Corresponding Target, respectively as follows:

(a) Funds Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of Funds Trust duly established and designated each Fund as a series of Funds Trust and each Acquiring Class as a class of the Acquiring Fund. Funds Trust is an open-end management investment company registered with the SEC under the 1940 Act.

(b) Funds Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Trustees of Funds Trust has duly authorized execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Funds Trust have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate the Declaration of Trust of Funds Trust or any Material Agreement. Funds Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d) Each Fund has qualified as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations.

(e) The N-14 Registration Statement, when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meetings for the Reorganizations and at the Effective Time of each Reorganization, insofar as it relates to Funds Trust, the Acquiring Funds or the Acquiring Classes: (i) shall comply as to form in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations thereunder and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances in which they were made.

(f) Funds Trust has duly authorized the Acquiring Fund shares to be issued and delivered to each Corresponding Target Fund as of the Target Fund’s Effective Time. When issued and delivered, the Acquiring Fund shares shall have been registered for sale under the Securities Act of 1933 and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(g) Each Fund is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws. Each Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement currently in effect. The value of the Assets net of known Liabilities of each Acquiring Fund has been determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund.

(h) Funds Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against Funds Trust or any Fund or its Assets or businesses. There are no facts that Funds Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against Funds Trust or any Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Neither Funds Trust nor any Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

(i) Funds Trust is not a party to any contracts, agreements, franchises, licenses or permits relating to the Funds except those entered into or granted in the ordinary course of its business, in each case under which no material default exists. All contracts and agreements that are material to the business of the Funds are listed on Schedule A. Funds Trust is not a party to or subject to any employee benefit plan, lease or franchise of any kind or nature whatsoever on behalf of any Fund.

(j) Funds Trust has timely filed the tax returns of each Fund, for all taxable years to and including the Fund’s most recent taxable year required to be filed on or before the date of this Agreement, and has paid all taxes payable pursuant to such returns. To the Knowledge of Funds Trust, no such return has been or is currently under audit and no assessment has been asserted with respect to such returns. Funds Trust will file the tax returns of each Fund for all taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(k) Since the date of the Target Fund Financial Statements and the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of any Target Fund or Acquiring Fund, respectively. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

(l) The Target Fund Financial Statements and the Acquiring Fund Financial Statements, fairly present the financial position of each Acquiring Fund as of the Fund’s most recent fiscal year-end and the results of the Fund’s operations and changes in the Fund’s net assets for the periods indicated. The Target Fund Financial Statements and the Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(m) To the Knowledge of Funds Trust, no Target Fund or Acquiring Fund has any Liabilities, whether or not determined or determinable, other than Liabilities disclosed or provided for in the Target Fund Financial Statements and the Acquiring Fund Financial Statements, respectively, or Liabilities incurred in the ordinary course of business.

(n) Funds Trust shall operate the business of each Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

6. Conditions to Funds Trust Obligations. The obligations of Funds Trust with respect to each Reorganization shall be subject to the following conditions precedent:

(a) The shareholders of the Target Fund to which the Reorganization relates shall have approved the Reorganization in the manner required by the Declaration of Trust of Funds Trust and applicable law. If that Target Fund’s shareholders fail to approve the Reorganization, that failure shall release Funds Trust of its obligations under this Plan only with respect to that Reorganization, and not any other Reorganization.

(b) Funds Trust shall have duly executed and delivered the Target Fund Reorganization Documents.

(c) All representations and warranties of Funds Trust made in this Plan that apply to the Reorganization shall be true and correct in all material respects as if made at and as of the Valuation Time and the Effective Time.

(d) Funds Trust shall have delivered to Funds Trust a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary stating that the representations and warranties of Funds Trust in this Plan that apply to the Reorganization are true and correct at and as of the Valuation Time.

(e) Funds Trust shall have received an opinion of Morrison & Foerster LLP, in form and substance reasonably satisfactory to Funds Trust and dated as of the Closing Date, substantially to the effect that:

(1) Funds Trust is a business trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

(2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Funds Trust, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

(3) the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Funds Trust or any Material Agreement to which Funds Trust is a party or by which it is bound; and

(4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Funds Trust of the Reorganization, or for the execution and delivery of Funds Trust’s Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act, or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Funds Trust.

(f) Funds Trust shall have received an opinion of Richards, Layton & Finger, P.A., addressed to Funds Trust, in form and substance reasonably satisfactory to Funds Trust and dated as of the Closing Date, substantially to the effect that this Plan assuming due authorization, execution and delivery of this Plan by Funds Trust on behalf of the Target Fund and on behalf of the Acquiring Fund, represents a legal, valid and binding contract of each Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates of officers or trustees of Funds Trust.

(g) Funds Trust shall have received an opinion of Morrison & Foerster LLP, in form and substance reasonably satisfactory to them, based upon representations made in certificates provided by Funds Trust, its affiliates and/or principal shareholders and dated as of the Closing Date, substantially to the effect that, for federal income tax purposes the Reorganization with respect to each Acquiring Fund and the Corresponding Target will qualify as a "reorganization" within the meaning of Section 368(a) of the Code, and such Acquiring Fund and the Corresponding Target will each be a "party to a reorganization", within the meaning of Section 368(b) of the Code, with respect to such Reorganization.

(h) Funds Trust shall have received a memorandum addressed to Funds Trust, in form and substance reasonably satisfactory to them, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state’s securities laws in connection with Funds Trust’s issuance of Acquiring Fund shares.

(i) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares and no stop order suspending the effectiveness of the N-14 Registration Statement shall have been instituted or, to the Knowledge of Funds Trust, contemplated by the SEC.

(j) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(k) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(l) Funds Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization’s Valuation Time and Effective Time.

(m) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code, (ii) excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code, if any, realized in taxable periods or years ending on or before the Effective Time.

(n) Funds Trust shall not have terminated this Plan with respect to the Reorganization pursuant to Section 8 of this Plan.

(o) Funds Trust shall have received any necessary order of the SEC providing them with any relief from the 1940 Act to permit the Reorganization.

7. Survival of Representations and Warranties. The representations and warranties of Funds Trust hereto shall survive the completion of the transactions contemplated herein.

8. Termination of Plan. A majority of Funds Trust’s Board of Trustees may terminate this Plan with respect to any Acquiring Fund or Target Fund, as appropriate if: (i) the conditions precedent set forth in Section 6, are not satisfied on the Closing Date; or (ii) it becomes reasonably apparent to the Funds Trust’s Board of Trustees that such conditions precedent will not be satisfied on the Closing Date. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Target Fund shall not affect the survival of the Plan with respect to any other Acquiring Fund or Target Fund.

9. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

10. Amendments. Funds Trust may, by agreement in writing authorized by its Board of Trustees, amend this Plan with respect to any Reorganization at any time before or after the Target Fund’s shareholders approve the Reorganization. After a Target Fund’s shareholders approve a Reorganization, however, Funds Trust may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund’s shareholders with respect to that Reorganization. This Section shall not preclude Funds Trust from changing the Closing Date or the Effective Time of a Reorganization.

11. Waivers. At any time prior to the Closing Date, Funds Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Funds Trust agrees that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

12. Limitation on Liabilities. The obligations of Funds Trust and each Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of Funds Trust personally, but shall bind only the Assets and property of the particular Fund. The execution and delivery of this Plan by the officers of Funds Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Funds or Target Funds, as appropriate.

13. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST

for itself and on behalf of the Target Funds

and on behalf of the Acquiring Funds

ATTEST:

By:

Name: C. David Messman Name: Michael J. Hogan

Title: Secretary Title: President

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

Investment Advisory Contract between Wells Fargo Funds Management, LLC and Funds Trust, dated March 1, 2001.

Sub-Advisory Contract between Wells Capital Management Incorporated, Wells Fargo Funds Management, LLC and Funds Trust, dated March 1, 2001.

Sub-Advisory Agreement between Smith Asset Management, L.P., Wells Fargo Funds Management, LLC and Funds Trust, dated May 31, 2001.

Sub-Advisory Agreement between Smith Asset Management, L.P. and Wells Fargo Funds Management, LLC and Wells Fargo Core Trust, dated March 1, 2001.

Distribution Agreement between Stephens Inc. and Funds Trust,

dated November 8, 1999.

Custody Agreement between Wells Fargo Bank Minnesota, N.A. and Funds Trust, dated July 25, 2000.

Administration Agreement between Wells Fargo Funds Management, LLC and Funds Trust, dated March 1, 2001.

Fund Accounting Agreement between Forum Accounting Services, LLC and Wells Fargo

Funds, dated November 8, 1999.

Transfer Agency and Service Agreement between Boston Financial Data Services, Inc.

and Funds Trust, dated November 8, 1999.

Shareholder Servicing Agreement approved by the Board of Funds Trust on March 26, 1999.

Fee and Expense Agreement between Funds Trust and Wells Fargo Funds Management, LLC, dated March 1, 2001.

Exhibit 11

June 15, 2001

Wells Fargo Funds Trust

c/o Wells Fargo Funds Management, LLC

525 Market Street

San Francisco, California 94105

Re: Shares of Beneficial Interests of

Wells Fargo Funds Trust

Ladies/Gentlemen:

We refer to the Registration Statement on Form N-14 (SEC File Nos. 333-____ and 811-09253) (the "Registration Statement"), to be filed on June 15, 2001, of Wells Fargo Funds Trust (the "Trust") relating to the registration of an indefinite number of shares of beneficial interest of the Trust (collectively, the "Shares") in connection with the reorganization of three Funds into the Equity Income Fund, Minnesota Tax-Free Fund and the Limited Term Government Income Fund.

We have been requested by the Trust to furnish this opinion as Exhibit 11 to the Registration Statement.

We have examined documents relating to the organization of the Trust and its series and the authorization and issuance of Shares of its series.

Based upon and subject to the foregoing, we are of the opinion that:

The issuance and sale of the Shares by the Trust has been duly and validly authorized by all appropriate action of the Trust, and assuming delivery by sale or in accord with the Trust’s dividend reinvestment plan in accordance with the description set forth in the Funds’ current prospectuses under the Securities Act of 1933, as amended, the Shares will be legally issued, fully paid and nonassessable by the Trust.

We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

Very truly yours,

/s/ Morrison & Foerster LLP

MORRISON & FOERSTER LLP

Exhibit (14(a)

4(a)

Independent Auditors Consent

The Board of Trustees

Wells Fargo Funds Trust:

We consent to the use of our reports dated November 3, 2000 for the Wells Fargo Disciplined Growth Fund and the Wells Fargo Equity Income Fund, dated August 7, 2000 for the Wells Fargo Minnesota Intermediate Tax-Free Fund and the Wells Fargo Minnesota Tax-Free Fund, and July 10, 2000 for the Wells Fargo Variable Rate Government Fund and the Wells Fargo Intermediate Government Income Fund incorporated by reference, and the reference to our firm under the heading "Other Principal Service Providers" in Part A of the combined proxy/registration statement being filed on Form N-14.

/s/ KPMG

KPMG LLP

San Francisco, California

June 15, 2001

Exhibit 17

WELLS FARGO FUNDS TRUST

P.O. BOX 7066

SAN FRANCISCO, CA 94120-7066

By my signature below, I appoint MICHAEL J. HOGAN, KARLA M. RABUSCH, DOROTHY A. PETERS AND CHRISTOPHER BELLONZI, officers of WELLS FARGO FUNDS TRUST (the "WELLS FARGO funds"), as my proxies and attorneys to vote all Fund shares of the portfolio(s) identified below that I am entitled to vote at the Special Meeting(s) of Shareholders of THE DISCIPLINED GROWTH FUND, MINNESOTA TAX-FREE FUND AND THE VARIABLE RATE GOVERNMENT FUND (THE "TARGET FUNDS") OF WELLS FARGO FUNDS to be held at the offices of WELLS FARGO FUNDS MANAGEMENT LLC, 525 MARKET STREET, SAN FRANCISCO, CALIFORNIA, 94105, on THURSDAY, SEPTEMBER 27, 2001 at 10:00 a.m. (PACIFIC time), and at any adjournments of the Meeting. The proxies shall have all the powers that I would possess if present. I hereby revoke any prior proxy, and ratify and confirm all that the proxies, or any of them, may lawfully do. I acknowledge receipt of the notice of special shareholders meeting and the combined proxy statement/prospectus, dated JULY [___], 2001.

THESE proxies shall vote my shares according to my instructions given below with respect to the proposal. If i do not provide an instruction BELOW, i understand that the proxies will vote my shares in favor of the proposal. the proxies will vote on any other matter that may arise in the meeting according to their best judgment.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE WELLS FARGO FUNDS FOR THE PROPOSAL.

PLEASE VOTE BY CHECKING THE APPROPRIATE BOX:

1. To approve an Agreement and Plan of Reorganization for each Target Fund, whereby each Target Fund will transfer all of its assets and liabilities to a corresponding Acquiring Fund of Wells Fargo Funds.

[ ] FOR [ ] AGAINST [ ] ABSTAIN

Name of Fund	Signature of Shareholder
No. of Shares	Signature of Shareholder
Control No.

NOTE: Please make sure that you complete, sign and date your proxy card. Please sign Exactly as your name(s) APPEAR ON YOUR ACCOUNT. When signing as a fiduciary, please give your full title as such. Each joint owner should sign personally. Corporate proxies should be signed in full corporate name by an authorized officer.

For your convenience, you may vote by RETURNING the proxy ballot in the enclosed postage paid envelope. YOU ALSO MAY VOTE BY INTERNET BY GOING TO wWW.PROXYVOTING.COM AND FOLLOWING THE INSTRUCTIONS. lAST, YOU MAY VOTE BY CALLING TOLL-FREE 1-(800)-[___-____]. tO VOTE BY INTERNET OR TELEPHONE, YOU WILL NEED THE CONTROL NUMBER PRINTED ABOVE ON THIS BALLOT CARD.